As filed on February 25, 1998
                                File No. 33-70154
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]
         Pre-Effective Amendment No.                                         [ ]
                                     -----
         Post-Effective Amendment No.   9                                    [X]
                                      -----

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]
         Amendment No.  10                                                   [X]
                       -----


                     INVESCO VARIABLE INVESTMENT FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                  7800 E. Union Avenue, Denver, Colorado 80237
                    (Address of Principal Executive Offices)
                  P.O. Box 173706, Denver, Colorado 80217-3706
                                (Mailing Address)

                                 (303) 930-6300
                         (Registrant's Telephone Number)

                               Glen A. Payne, Esq.
                              7800 E. Union Avenue
                             Denver, Colorado 80237
                     (Name and Address of Agent for Service)

                                   Copies to:
                           W. Randolph Thompson, Esq.
                        Of Counsel, Jones & Blouch L.L.P.
                 1025 Thomas Jefferson St., N.W., Suite 405 West
                             Washington, D.C. 20007

Approximate Date of Proposed Public Offering: As soon after the effective date of this registration statement as is practicable.

It is proposed that this filing will become effective (check appropriate box)
_X_ immediately upon filing pursuant to paragraph (b) on _________________, pursuant to paragraph (b)
         60 days after  filing  pursuant to paragraph (a)(1)
         on _________________,pursuant to paragraph (a)(1)
         75 days after filing pursuant to paragraph (a)(2)
         on  _________________,  pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has previously elected to register an indefinite number of shares of its common stock pursuant to Rule 24f-2 under the Investment Company Act. Registrant's Rule 24f-2 Notice for the fiscal year ended December 31, 1997, will be filed on or about February 26, 1998.

                                    Page 1 of 111
                        Exhibit index is located at page 101

                                      NOTE


This Post-Effective Amendment (Form N-1A) is being filed to comply with an undertaking contained in Post-Effective Amendment No. 5 to the Registration Statement to file an amendment containing unaudited financial statements for two new series, VIF - Dynamics Portfolio and VIF - Small Company Growth Portfolio, within four to six months from the effective date of the Post-Effective Amendment (December 9, 1996). Because the VIF - Dynamics and VIF - Small Company Growth Portfolios did not commence operations until August 25, 1997, the four to six month financials are not due until February 27, 1998. This Post-Effective
Amendment (Form N-1A) is also being filed to comply with an undertaking contained in Post-Effective Amendment No. 6 to the Registration Statement to file an amendment containing unaudited financial statements for a new series, VIF - Growth Portfolio, within four to six months from the effective date of the Post-Effective Amendment (May 1, 1997). Because the VIF - Growth Portfolio did not commence operations until August 25, 1997, the four to six month financials are not due until February 27, 1998. Please note that the audited Financial Highlights for the VIF - Dynamics, VIF - Small Company Growth and VIF - Growth Portfolios are being filed as a supplement to the Portfolios' Prospectus. The audited financial statements for the nine Portfolios of INVESCO Variable Investment Funds, Inc., including VIF-Dynamics, VIF-Small Company Growth and VIF-Growth Portfoliosare incorporated by reference into the Statement of Additional Information from INVESCO Variable Investment Funds, Inc.'s Annual Report to Shareholders.

                     INVESCO VARIABLE INVESTMENT FUNDS, INC.
                         ------------------------------

                              CROSS-REFERENCE SHEET


      Form N-1A
         Item                                         Caption
      ---------                                       -------

Part A                             Prospectus

      1..............................     Cover Page

      2..............................     Summary; Supplement to Prospectus

      3..............................     Performance Information;
                                          Supplement to Prospectus

      4..............................     Cover Page; Summary; Investment
                                          Objectives and Policies; Risk
                                          Factors; Investment Restrictions

      5..............................     Summary; Management; Risk Factors

      5A.............................     Not Applicable

      6..............................     Cover Page; Summary; Tax Status,
                                          Dividends and Distributions;
                                          Additional Information

      7..............................     Purchases and Redemptions

      8..............................     Purchases and Redemptions

      9..............................     Not Applicable

Part B                              Statement of Additional Information

      10..............................    Cover Page

      11..............................    Table of Contents

      12..............................    Not Applicable

      13..............................    Investment Policies; Investment
                                          Restrictions; Appendix A

      14..............................    Management

      15..............................    Additional Information

      Form N-1A
         Item                             Caption
      ---------                           -------

      16..............................    Management; Additional
                                          Information

      17..............................    Portfolio Brokerage

      18..............................    Additional Information

      19..............................    How Shares are Valued;
                                          Redemptions

      20..............................    (Prospectus:  Tax Status,
                                          Dividends and Distributions)

      21..............................    (Prospectus:  Purchases and
                                          Redemptions; Management)

      22..............................    Performance


Part C                             Other Information

      Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                     INVESCO Variable Investment Funds, Inc.

                           INVESCO VIF - Dynamics Portfolio
                     INVESCO VIF - Small Company Growth Portfolio
                            INVESCO VIF - Growth Portfolio

                   Supplement to Prospectus Dated May 1, 1997

      The following information, which is included in the Fund's registration statement filed with the Securities and Exchange Commission, supplements the Funds' Prospectus dated May 1, 1997.

      The section of the Funds' Prospectus entitled "Financial Highlights" is amended to add the following information to the end of the section:

INVESCO Variable Investment Funds, Inc.
Financial Highlights
 (For a Fund Share Outstanding Throughout the Period)

                                                                          Period
                                                                           Ended
                                                                     December 31
                                                                  --------------
                                                                           1997+
Dynamics Portfolio

PER SHARE DATA
Net Asset Value - Beginning of Period                                     $10.00
                                                                  --------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                                       0.02
Net Gains on Securities (Both Realized
     and Unrealized)                                                        0.32
                                                                  --------------
Total from Investment Operations                                            0.34
                                                                  --------------
Net Asset Value - End of Period                                           $10.34
                                                                  ==============

TOTAL RETURN>>                                                            3.40%*

RATIOS
Net Assets - End of Period ($000 Omitted)                                   $257
Ratio of Expenses to Average Net Assets                                  0.52%@~
Ratio of Net Investment Income to
     Average Net Assets                                                   0.63%~
Portfolio Turnover Rate                                                     28%*
Average Commission Rate Paid^^                                          $0.0588*

+ All of the expenses of the Portfolio were voluntarily absorbed by IFG from August 25, 1997, commencement of investment operations, through December 31, 1997. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 34.18% and ratio of net investment income to average net assets would have been (33.03%).

>> Total return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the period shown.

*  Based  on  operations  for  the  period  shown  and,  accordingly,   are  not
representative of a full year.

@ Ratio is based on Total Expenses of the Portfolio, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements.

~ Annualized

^^ The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased or sold.

INVESCO Variable Investment Funds, Inc.
Financial Highlights (Continued)
 (For a Fund Share Outstanding Throughout the Period)

                                                                          Period
                                                                           Ended
                                                                     December 31
                                                                  --------------
                                                                           1997+

Small Company Growth Portfolio

PER SHARE DATA
Net Asset Value - Beginning of Period                                     $10.00
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                                       0.02
Net Loss on Securities (Both Realized
     and Unrealized)                                                      (0.11)
                                                                  --------------
Total from Investment Operations                                          (0.09)
                                                                  --------------
Net Asset Value - End of Period                                            $9.91
                                                                  ==============

TOTAL RETURN>>                                                          (0.90)%*

RATIOS
Net Assets - End of Period ($000 Omitted)                                   $247
Ratio of Expenses to Average Net Assets                                  0.61%@~
Ratio of Net Investment Income to
     Average Net Assets                                                   0.52%~
Portfolio Turnover Rate                                                     25%*
Average Commission Rate Paid^^                                          $0.1066*

+ All of the expenses of the Portfolio were voluntarily absorbed by IFG from August 25, 1997, commencement of investment operations, through December 31, 1997. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 35.99% and ratio of net investment income to average net assets would have been (34.86%).

>> Total return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the period shown.

*  Based  on  operations  for  the  period  shown  and,  accordingly,   are  not
representative of a full year.

@ Ratio is based on Total Expenses of the Portfolio, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements.

~ Annualized

^^ The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased or sold.

INVESCO Variable Investment Funds, Inc.
Financial Highlights (Continued)
 (For a Fund Share Outstanding Throughout the Period)

                                                                          Period
                                                                           Ended
                                                                     December 31
                                                                  --------------
                                                                           1997+

Growth Portfolio

PER SHARE DATA
Net Asset Value - Beginning of Period                                     $10.00
                                                                  --------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                                       0.05
Net Gains on Securities (Both Realized
     and Unrealized)                                                        0.64
                                                                  --------------
Total from Investment Operations                                            0.69
                                                                  --------------
Net Asset Value - End of Period                                           $10.69
                                                                  ==============

TOTAL RETURN>>                                                            6.90%*

RATIOS
Net Assets - End of Period ($000 Omitted)                                   $266
Ratio of Expenses to Average Net Assets                                  0.29%@~
Ratio of Net Investment Income to
     Average Net Assets                                                   1.45%~
Portfolio Turnover Rate                                                     12%*
Average Commission Rate Paid^^                                          $0.0596*

+ All of the expenses of the Portfolio were voluntarily absorbed by IFG from August 25, 1997, commencement of investment operations, through December 31, 1997. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 28.76% and ratio of net investment income to average net assets would have been (27.02%).

>> Total return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return for the period shown.

*  Based  on  operations  for  the  period  shown  and,  accordingly,   are  not
representative of a full year.

@ Ratio is based on Total Expenses of the Portfolio, less Expenses Absorbed by Investment Adviser, which is before any expenses offset arrangements.

~ Annualized

^^ The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased or sold.

Prospectus
May 1, 1997

                     INVESCO VARIABLE INVESTMENT FUNDS, INC.

         INVESCO Variable Investment Funds, Inc. (the "Company"), a Maryland corporation, is an open-end management investment company that offers shares of common stock of nine diversified investment portfolios (the "Funds"): the INVESCO VIF - Industrial Income Portfolio (the "Industrial Income Fund"), the INVESCO VIF - Total Return Portfolio (the "Total Return Fund"), the INVESCO VIF
- Dynamics Portfolio (the "Dynamics Fund"), the INVESCO VIF - High Yield Portfolio (the "High Yield Fund"), the INVESCO VIF - Growth Portfolio (the "Growth Fund"), the INVESCO VIF - Small Company Growth Portfolio (the "Small Company Growth Fund"), the INVESCO VIF - Health Sciences Portfolio (the "Health Sciences Fund"), the INVESCO VIF - Technology Portfolio (the "Technology Fund"), the INVESCO VIF - Utilities Portfolio (the "Utilities Fund"). The Company's shares are not offered directly to the public, but are sold exclusively to life insurance companies ("Participating Insurance Companies") as a pooled funding vehicle for variable annuity and variable life insurance contracts issued by separate accounts of Participating Insurance Companies. The Funds have the following investment objectives:

Industrial Income Fund: to seek the best possible current income while following sound investment practices. Capital growth potential is an additional consideration in the selection of portfolio securities. The Fund normally invests at least 65% of its total assets in dividend-paying common stocks. Up to 10% of the Fund's total assets may be invested in equity securities that do not pay regular dividends. The remaining assets are invested in other income-producing securities, such as corporate bonds. The Fund also has the flexibility to invest in other types of securities.

Total Return Fund: to seek a high total return on investment through capital appreciation and current income. The Total Return Fund seeks to achieve its investment objective by investing in a combination of equity securities (consisting of common stocks and, to a lesser degree, securities convertible into common stock) and fixed income securities.

Dynamics Fund: to seek appreciation of capital through aggressive investment policies. The Dynamics Fund invests primarily in common stocks of U.S. companies traded on national securities exchanges and over-the-counter.

High Yield Fund: to seek a high level of current income by investing substantially all of its assets in lower-rated bonds and other debt securities and in preferred stock. See "Risk Factors" for a description of the risks involved in investing in lower-rated bonds. The Fund pursues its investment objective through investment in a variety of long-term, intermediate-term, and short-term bonds. Potential capital appreciation is a factor in the selection of investments, but is secondary to the Fund's primary objective.

Small Company Growth Fund: to seek long-term capital growth. The Small Company Growth Fund invests primarily in equity securities of small-capitalization U.S. companies traded "over-the-counter."

Health Sciences Fund: to seek capital appreciation. The Health Sciences Fund normally invests at least 80% of its total assets in equity securities of companies that develop, produce, or distribute products or services related to health care.

Technology Fund: to seek capital appreciation. The Technology Fund normally invests at least 80% of its total assets in equity securities of companies in technology-related industries such as computers, communications, video, electronics, oceanography, office and factory automation, and robotics.

Utilities Fund: to seek capital appreciation and income. The assets of the Utilities Fund are invested primarily in equity securities of companies principally engaged in business as public utilities.

Growth Fund: to seek long-term capital growth. The Fund also seeks, as a secondary objective, to obtain investment income through the purchase of securities of carefully selected companies representing major fields of business and industrial activity. In pursuing its objectives, the Fund invests primarily in common stocks, but may also invest in other kinds of securities, including convertible and straight issues of debentures and preferred stock.

         This Prospectus sets forth concisely the information about the Funds that a prospective purchaser should know before purchasing a variable contract from a Participating Insurance Company or allocating contract values to one or more of the Funds. Please read this Prospectus and retain it for future reference. Additional information about the Funds has been filed with the Securities and Exchange Commission and is available upon request by writing INVESCO Funds Group, Inc., Post Office Box 173706, Denver, Colorado 80217-3706, by calling 1-800-525-8085, or by contacting a Participating Insurance Company and requesting the "Statement of Additional Information for INVESCO Variable Investment Funds, Inc." (the "Statement of Additional Information"). The Statement of Additional Information dated May 1, 1997, is incorporated by reference into this Prospectus.

The High Yield Fund invests primarily in lower rated bonds, commonly known as "junk bonds." Investments of this type are subject to greater risks, including default risks, than those found in higher rated securities. Purchasers should carefully assess the risks associated with an investment in the High Yield Fund. See "Investment Objectives and Policies" and "Risk Factors."

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION

PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER FINANCIAL INSTITUTION. THE SHARES OF THE FUNDS ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.


                                      TABLE OF CONTENTS

                                                                            Page


SUMMARY  .....................................................................14

FINANCIAL HIGHLIGHTS..........................................................17

INVESTMENT OBJECTIVES AND POLICIES............................................23

RISK FACTORS..................................................................31

INVESTMENT RESTRICTIONS.......................................................40

MANAGEMENT....................................................................40

PURCHASES AND REDEMPTIONS.....................................................47

TAX STATUS, DIVIDENDS AND DISTRIBUTIONS.......................................48

PERFORMANCE INFORMATION.......................................................49

ADDITIONAL INFORMATION........................................................51

APPENDIX .....................................................................53

SUMMARY

         The Company is a registered, open-end management investment company that was organized as a Maryland corporation on August 19, 1993, and is currently comprised of nine diversified investment portfolios ("Funds"), the INVESCO VIF - Industrial Income Portfolio, the INVESCO VIF - Total Return Portfolio, the INVESCO VIF - Dynamics Portfolio, the INVESCO VIF - High Yield Portfolio, the INVESCO VIF - Small Company Growth Portfolio, the INVESCO VIF - Health Sciences Portfolio, the INVESCO VIF - Technology Portfolio, the INVESCO VIF - Utilities Portfolio and the INVESCO VIF - Growth Portfolio. Additional portfolios may be created from time to time. The overall supervision of each Fund is the responsibility of the Company's board of directors.

         The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance contracts to be offered by separate accounts of certain life insurance companies ("Participating Insurance Companies"). Fund shares are not available for purchase other than through the purchase of such contracts. The variable annuity and variable life insurance contracts are described in separate prospectuses of the Participating Insurance Companies (the "Separate Account Prospectuses"). The Company assumes no responsibility for the Separate Account Prospectuses. A contract owner should refer to the Separate Account Prospectuses for information on how to purchase or surrender a contract, make partial withdrawals of contract values, allocate contract values to one or more of the Funds, or change existing allocations among investment alternatives, including the Funds.

         Each Fund has its own distinct investment objective. There is, of course, no guarantee that any Fund will achieve its investment objective. The Industrial Income Fund seeks to attain its investment objective by investing at least 65% of its total assets in dividend-paying common stocks, with up to 10% of its total assets invested in equity securities that do not pay regular dividends and the remainder invested in other income-producing securities, such as corporate bonds. The Total Return Fund seeks to attain its investment objective by investing in a combination of equity securities and fixed income securities; ordinarily, its investment portfolio will be comprised of at least 30% equity securities and at least 30% debt securities, with the remaining 40% allocated according to business, economic and market conditions. The Dynamics Fund seeks to attain its investment objective by investing aggressively in common stocks of U.S. companies traded on national securities exchanges and over-the-counter. The High Yield Fund seeks to attain its investment objective by investing substantially all of its assets in lower rated bonds and other debt securities and in preferred stock. See "Risk Factors" for a description of the risks involved in investing in lower rated bonds. The Small Company Growth Fund seeks to attain its investment objective by investing primarily in small-capitalization equity securities of U.S. companies traded over-the-counter. The Health Sciences Fund seeks to attain its investment objective by investing at least 80% of its total assets in equity securities of companies which develop, produce, or distribute products or services related to health care. The Technology Fund seeks to attain its investment objective by investing at least 80% of its total assets in equity securities of companies in technology-related industries such as computers, communications, video, electronics, oceanography, office and factory automation, and robotics. The Utilities Fund seeks to attain its investment objective by investing primarily in securities of companies principally engaged in business as public utilities, which may be either established, well-capitalized companies or newly formed, small capitalization companies. The Growth Fund seeks to attain its investment objective by investing primarily in common stocks, but may also invest in other kinds of securities, including convertible and straight issues of debentures and preferred stock. A discussion of each Fund's investment objective and policies is provided below under the caption "Investment Objectives and Policies."

         Various types of risks are involved with each Fund. Each Fund may lend portfolio securities and may enter into repurchase agreements with respect to debt instruments eligible for investment by that Fund. Each Fund may invest up to 15% of its net assets in illiquid securities. Each Fund also may invest up to 25% of its total assets directly in foreign securities, which present certain additional risks not associated with investments in domestic companies and markets. Securities of Canadian issuers and securities purchased by means of American Depository Receipts ("ADRs") are not subject to this 25% limitation. The High Yield Fund may invest without limit, the Industrial Income Fund may invest up to 15% of its total assets, and the Small Company Growth Fund may invest up to 5% of its total assets, in lower-rated debt securities that present a greater risk of default and have prices that fluctuate more than those of higher-rated securities. Many securities purchased by the Small Company Growth Fund will not be listed on exchanges, may trade less frequently and in smaller volume than exchange-listed securities and may have greater price volatility and less liquidity than exchange-listed securities. The Technology and Health Sciences Funds will each be concentrated in a specific business sector. Compared to the broad market, an individual sector may be more strongly affected by changes in the economic climate, broad market shifts, moves in a particular dominant stock, or regulatory changes. The Utilities Fund is subject to risks related to the uncertainties to which the gas and electric public utilities industries are subject, including difficulties in obtaining adequate financing, government regulation of investment return, environmental issues, prices of fuel for electric generation, availability of natural gas, and risks associated with nuclear power facilities. Each of the Funds may invest in options and futures contracts, each of which presents special risks. These and other risks are discussed below under the caption "Risk Factors."

         INVESCO Funds Group, Inc. ("INVESCO"), the Funds' investment adviser, is primarily responsible for providing the Company with various administrative services and supervising the Company's daily business affairs. Portfolio management is provided to each Fund by its sub- adviser (referred to collectively with INVESCO as "Fund Management"). INVESCO Capital Management, Inc. ("ICM") serves as sub-adviser to the Total Return Fund and INVESCO Trust Company ("INVESCO Trust") serves as sub-adviser to each of the other Funds. Each Fund pays INVESCO an advisory fee for the management of its investments and business affairs. A discussion of these fees and additional information about INVESCO, INVESCO Trust and ICM are provided below under the caption "Management."

FINANCIAL HIGHLIGHTS
(For a Fund Share Outstanding Throughout Each Period)

         The following information has been audited by Price Waterhouse LLP, independent accountants. This information should be read in conjunction with the audited financial statements and the Report of Independent Accountants thereon appearing in the Company's 1996 Annual Report to Shareholders which is incorporated by reference into the Statement of Additional Information. Both are available without charge by contacting INVESCO Funds Group, Inc. at the address or telephone number shown on the cover page of this Prospectus, or by contacting a Participating Insurance Company. Because the Health Sciences, Small Company Growth, Technology, Dynamics and Growth Funds had not commenced operations as of May 1, 1997, no financial information is provided for those Funds.



                                          High Yield Fund                                      Industrial Income Fund
                                ---------------------------------------                --------------------------------------------
                                                                 Period                                                      Period
                                                                  Ended                                                       Ended
                                Year Ended December 31      December 31                    Year Ended December 31       December 31
                                ----------------------      -----------                --------------------------       -----------
                                1996              1995            1994^                1996                1995               1994^
PER SHARE DATA
Net Asset Value -
     Beginning of Period        $11.04          $10.01           $10.00                $12.58              $10.09            $10.00
                                ----------------------      -----------                --------------------------       -----------
INCOME FROM INVESTMENT
     OPERATIONS
Net Investment Income             0.72            0.55             0.05                  0.28                0.19              0.03
Net Gains on Securities (Both
     Realized and Unrealized)     1.11            1.43             0.01                  2.52                2.76              0.09
                                ----------------------      -----------                --------------------------       -----------
Total from Investment
     Operations                   1.83            1.98             0.06                  2.80                2.95              0.12
                                ----------------------      -----------                --------------------------       -----------
LESS DISTRIBUTIONS
Dividends from Net
     Investment Income            0.71+           0.55             0.05                  0.28                0.20              0.03






Distributions from
     Capital Gains                0.38            0.40             0.00                  0.77               0.26               0.00
                                ----------------------      -----------                -------------------------        -----------
Total Distributions               1.09            0.95             0.05                  1.05               0.46               0.03
                                ----------------------      -----------                --------------------------       -----------
Net Asset Value -
     End of Period              $11.78          $11.04           $10.01                $14.33             $12.58             $10.09
                                ======================      ===========                ==========================       ===========
TOTAL RETURN>>                  16.59%          19.76%           0.60%*                22.28%             29.25%             1.23%*

RATIOS
Net Assets - End of
     Period ($000 Omitted)      $14,033         $5,233             $624               $22,342             $8,362               $525
Ratio of Expenses to Average
     Net Assets#                 0.87%@         0.97%@           0.74%~                0.95%@             1.03%@             0.79%~
Ratio of Net Investment Income
     to Average Net Assets#       9.19%          8.79%           2.72%~                 2.87%              3.50%             1.69%~
Portfolio Turnover Rate            380%           310%             23%*                   93%                97%                0%*
Average Commission
     Rate Paid^^                $0.0867              -                -               $0.0867                  -                  -



^ For the High Yield and Industrial Income Funds, from May 27, 1994 and August 10, 1994, respectively, commencement of operations, to December 31, 1994.

+ Distributions in excess of net investment income for the year ended December 31, 1996, aggregated less than $0.01 on a per share basis.

>> Total return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return for the periods shown.

*  Based  on  operations  for  the  period  shown  and,  accordingly,   are  not
representative of a full year.

# Various expenses of the High Yield and Industrial Income Funds were voluntarily absorbed by INVESCO for the years ended December 31, 1996 and 1995 and the period ended December 31, 1994. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.32%, 2.71% and 30.38% for the High Yield Fund and 1.19%, 2.31% and 32.55% for
the Industrial Income Fund, respectively, and ratio of net investment income to average net assets would have been 8.74%, 7.05% and (26.92%) for the High Yield Fund and 2.63%, 2.22% and (30.07%) for the Industrial Income Fund, respectively.

@ Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements.

~ Annualized

^^ The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased or sold which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.


Financial Highlights (continued)
(For a Fund Share Outstanding Throughout Each Period)

                                              Total Return Fund                            Utilities Fund
                                -----------------------------------------    ---------------------------------------
                                                                   Period                                     Period
                                                                    Ended                                      Ended
                                Year Ended December 31        December 31    Year Ended December 31       December 31
                                ------------------------      -----------    ----------------------       -----------
                                1996                1995            1994^    1996              1995             1994+
PER SHARE DATA
Net Asset Value -
     Beginning of Period        $12.14            $10.09           $10.00    $10.84          $10.00            $10.00
                                ------------------------      -----------    ----------------------       -----------
INCOME FROM INVESTMENT
     OPERATIONS
Net Investment Income             0.36              0.25             0.09      0.13            0.07              0.00
Net Gains on Securities (Both
     Realized and Unrealized)     1.12              2.05             0.09      1.26            0.84              0.00
                                ------------------------      -----------    ----------------------       -----------
Total from Investment
     Operations                   1.48              2.30             0.18      1.39            0.91              0.00
                                ------------------------      -----------    ----------------------       -----------
LESS DISTRIBUTIONS
Dividends from Net
     Investment Income            0.36              0.24             0.09      0.13            0.07              0.00
In Excess of Net
     Investment Income            0.05              0.00             0.00      0.01            0.00              0.00
Distributions from
     Capital Gains                0.00              0.01             0.00      0.14            0.00              0.00
                                ------------------------      -----------    ----------------------       -----------
Total Distributions               0.41              0.25             0.09      0.28            0.07              0.00
                                ------------------------      -----------    ----------------------       -----------
Net Asset Value -
     End of Period              $13.21            $12.14           $10.09    $11.95          $10.84            $10.00
                                ========================      ===========    ======================       ===========
TOTAL RETURN>                   12.18%            22.79%           1.75%*    12.76%           9.08%             0.00%

RATIOS
Net Assets - End of
     Period ($000 Omitted)     $13,513            $6,553           $1,055    $2,660           $290                $25
Ratio of Expenses to
     Average Net Assets#        0.94%@            1.01%@           0.86%~    1.16%@         1.80%@              0.00%
Ratio of Net Investment
    Income to Average
     Net Assets#                 3.44%             3.91%           3.86%~     2.92%          2.47%              0.00%





Portfolio Turnover Rate            12%                5%              0%*       48%            24%                 0%
Average Commission
     Rate Paid^^               $0.0890                 -                -   $0.1055              -                  -



^ From June 2, 1994, commencement of operations, to December 31, 1994.

+ All expenses for the Utilities Fund were voluntarily absorbed by INVESCO for the period ended December 31, 1994, since investment operations did not commence during 1994.

> Total return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return for the periods shown.

*  Based  on  operations  for  the  period  shown  and,  accordingly,   are  not
representative of a full year.

# Various expenses of the Total Return and Utilities Funds were voluntarily absorbed by INVESCO for the years ended December 31, 1996 and 1995 and the period ended December 31, 1994. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.30%, 2.51% and 16.44% for the Total Return Fund and 5.36% and 57.13% for the Utilities Fund, respectively, and ratio of net investment income to average net assets would have been 3.08%, 2.41% and (11.72%) for the Total Return Fund and (1.28%) and (52.86%) for the Utilities Fund, respectively.

@ Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements.

~ Annualized

^^ The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased or sold which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.

INVESTMENT OBJECTIVES AND POLICIES

         The investment objective of each Fund, as described below, is fundamental and may be changed only by vote of a majority of the outstanding shares of that Fund. There is no assurance that any Fund will achieve its investment objective. Any investment policy of a Fund may be changed by the Company's board of directors without shareholder approval unless the policy is one required by the Fund's fundamental investment restrictions set forth in the Statement of Additional Information. When Fund Management believes market or economic conditions are unfavorable, each of the Funds may assume a defensive position by temporarily investing up to 100% of its total assets in high quality money market instruments, such as short-term U.S. government obligations, commercial paper or repurchase agreements, high quality corporate bonds or notes, or by holding cash.

         Because prices of stocks fluctuate from day to day, the value of an investment in any of the Funds will vary based upon the specific Fund's investment performance. Many of the Funds invest in different companies in a variety of industries in order to attempt to reduce its overall exposure to investment and market risks. There is no assurance that any Fund will attain its objectives.

Industrial Income Fund

         The investment objective of the Industrial Income Fund is to seek the best possible current income while following sound investment practices. Capital growth potential is an additional consideration in the selection of portfolio securities.

         The Industrial Income Fund normally invests at least 65% of its total assets in dividend-paying common stocks. Up to 10% of the Fund's total assets may be invested in equity securities that do not pay regular dividends. The remaining assets are invested in other income-producing securities, such as corporate bonds and other straight debt securities ("debt securities"). The Fund also has the flexibility to invest in preferred stock and convertible bonds. There is no maximum limit on the amount of equity or debt securities in which the Fund may invest.

         The Industrial Income Fund may invest no more than 15% of its total assets in debt securities that are rated below BBB by Standard & Poor's Ratings Services, a division of The McGraw-Hill Companies, Inc. ("Standard & Poor's"), or Baa by Moody's Investors Service, Inc. ("Moody's"), and in no event will the Fund ever invest in a debt security rated below CCC by Standard & Poor's or Caa by Moody's. Generally, bonds rated in one of the top four rating categories are considered "investment grade." However, those in the fourth highest category (Standard & Poor's BBB or Moody's Baa) may have speculative characteristics and a weaker ability to pay interest or repay principal under adverse economic conditions or changing circumstances. The risks of investing in debt securities rated lower than BBB by Standard & Poor's or Baa by Moody's are discussed below under the caption "Risk Factors." See the Appendix to this Prospectus for a specific description of each corporate bond rating category.

Dynamics Fund

         The investment objective of the Dynamics Fund is to seek appreciation of capital through aggressive investment policies. The Fund seeks to achieve this objective through the investment of its assets in a variety of securities that are believed to present opportunities for capital enhancement -- primarily common stocks of companies traded on U.S. securities exchanges, as well as over-the-counter. The Fund also has the flexibility to invest in preferred stocks and convertible or straight issues of debentures, as well as foreign securities.

         The Dynamics Fund may invest in illiquid securities, including securities that are subject to restrictions on resale and securities that are not readily marketable. The Fund may also invest in restricted securities that may be resold to institutional investors, known as "Rule 144A Securities." See "Risk Factors --Illiquid and Rule 144A Securities" below.

Total Return Fund

         The investment objective of the Total Return Fund is to seek a high total return on investment through capital appreciation and current income. The Fund seeks to accomplish its objective by investing in a combination of equity securities and fixed income securities. Although there is no limitation on the maturity of the Total Return Fund's investments in fixed income securities, the dollar-weighted average maturity of such investments normally will be from 3 to 15 years.

         The equity securities to be acquired by the Total Return Fund consist of common stocks and, to a lesser extent, securities convertible into common stocks. Such securities generally will be issued by companies that are listed on a national securities exchange (such as the New York Stock Exchange) and that usually pay regular dividends. However, the Fund also may invest in securities traded on regional stock exchanges or in the over-the-counter market. The Company has not established any minimum investment standards (such as an issuer's asset level, earnings history, type of industry, dividend payment history, etc.) with respect to the Fund's investments in common stocks. Because smaller companies may be subject to more significant losses, as well as have the potential for more substantial growth, than larger, more established companies, the Fund's investments may consist in part of securities that may be deemed to be speculative.

         The income securities to be acquired by the Total Return Fund will include obligations of the U.S. government and government agencies. These U.S. government obligations consist of direct obligations of the U.S. government, such as U.S. Treasury bills, notes and bonds, obligations guaranteed by the U.S. government, such as Government National Mortgage Association obligations, and obligations of U.S. government authorities, agencies and instrumentalities, which are supported only by the assets of the issuer, such as the Federal National Mortgage Association, Federal Home Loan Bank, Federal Financing Bank and Federal Farm Credit Bank. In the case of securities not backed by the full faith and credit of the United States, the Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. The Fund will invest in securities of such instrumentalities only when Fund Management is satisfied that the credit risk with respect to any such instrumentality is minimal.

         The Total Return Fund also may invest in corporate debt obligations that are rated in one of the four highest ratings of corporate obliga tions by Standard & Poor's (AAA, AA, A and BBB) or by Moody's (Aaa, Aa, A and Baa), or, if not rated, that in Fund Management's opinion have investment characteristics similar to those described in such ratings. The investment characteristics of the securities rated Baa by Moody's or BBB by Standard & Poor's are discussed above in the description of the investment policies of the Industrial Income Fund. See the Appendix to this Prospectus for a specific description of each corporate bond rating category.

         Typically, at least 30% of the Total Return Fund's investment portfolio will be comprised of equities and at least 30% fixed and variable income securities. The remaining 40% of the portfolio will vary in asset allocation according to Fund Management's assessment of business, economic, and market conditions. The analytical process associated with making allocation decisions is based upon a combination of demonstrated historic financial results, current prices for stocks, and the current yield to maturity available in the market for bonds. The return available from one category relative to the other determines the actual asset deployment. Fund Management's asset allocation process is systematic and is based on current information rather than forecasted change. The Fund seeks reasonably consistent returns over a variety of market cycles.

Small Company Growth Fund

         The investment objective of the Small Company Growth Fund is to seek long-term capital growth. The Fund seeks to achieve this objective through the investment of 65% or more of its total assets in equity securities of companies with market capitalizations of $1 billion or less at the time of purchase ("small-cap companies"). The balance of the Fund's assets may be invested in the equity securities of companies with market capitalizations in excess of $1 billion, debt securities and short-term investments. With respect to small-cap companies, Fund Management primarily looks for companies in the developing stages of their life cycle, which are believed to be currently undervalued in the marketplace, have earnings which may be expected to grow faster than the U.S. economy in general, and/or offer the potential for accelerated earnings growth due to rapid growth of sales, new products, management changes, or structural changes in the economy.

         The majority of the Small Company Growth Fund's holdings consist of common stocks traded over-the-counter. The Fund also has the flexibility to invest in other U.S. and foreign securities.

         The Small Company Growth Fund's investments in debt securities include U.S. government and corporate debt securities. Investments in U.S. government securities may consist of securities issued or guaranteed by the U.S. government and any agency or instrumentality of the U.S. government. In some cases, these securities are direct obligations of the U.S. government, such as U.S. Treasury bills, notes and bonds. In other cases, these securities are obligations guaranteed by the U.S. government, consisting of Government National Mortgage Association obligations, or obligations of U.S. government authorities, agencies or instrumentalities, consisting of the Federal National Mortgage Association, Federal Home Loan Bank, Federal Financing Bank and Federal Farm Credit Bank, which are supported only by the assets of the issuer. The Fund may invest in both investment grade and lower-rated corporate debt securities. However, the Fund will not invest more than 5% of its total assets (measured at the time of purchase) in corporate debt securities that are rated below BBB by Standard &

Poor's or Baa by Moody's or, if unrated, are judged by Fund Management to be equivalent in quality to debt securities having such ratings. In no event will the Fund invest in a debt security rated below CCC by Standard & Poor's or Caa by Moody's. The risks of investing in below-investment grade debt securities are discussed below under "Risk Factors." For a description of each corporate bond rating category, please refer to the Appendix to this Prospectus.

         The short-term investments of the Small Company Growth Fund may consist of U.S. government and agency securities, domestic bank certificates of deposit and bankers' acceptances, and commercial paper rated A-1 by Standard and Poor's or P-1 by Moody's, as well as repurchase agreements with banks and registered broker-dealers and registered government securities dealers with respect to the foregoing securities. The Fund's assets invested in U.S. government securities and short-term investments will be used to meet current cash requirements, such as to satisfy requests to redeem shares of the Fund and to preserve investment flexibility.

         The Small Company Growth Fund may invest in illiquid securities, including securities that are subject to restrictions on resale and securities that are not readily marketable. The Fund may also invest in Rule 144A Securities. For more information concerning illiquid and Rule 144A Securities, see "Investment Policies" in the Statement of Additional Information.

High Yield Fund

         The investment objective of the High Yield Fund is to seek a high level of current income by investing substantially all of its assets in lower rated bonds and other debt securities and in preferred stock. Accordingly, the Fund invests primarily in bonds and other debt securities, including convertible and non-convertible issues, and in preferred stocks rated in medium and lower categories by Standard & Poor's or Moody's (BB or lower by Standard & Poor's or Ba or lower by Moody's). The Fund does not invest in securities rated lower than CCC by Standard & Poor's or Caa by Moody's; these ratings are applied to issues that are predominantly speculative and may be in default or as to which there may be present elements of danger with respect to principal or interest. The Fund does not invest in issues that are in default. The Fund may invest in unrated securities where Fund Management believes that the financial condition of the issuer or the protection afforded to a level similar to that of securities eligible for purchase by the Fund rated in medium and lower categories by Standard & Poor's or Moody's (between BB and CCC ratings by Standard & Poor's and between Ba and Caa ratings by Moody's). The Fund also may invest in state and local municipal obligations when Fund Management believes that the potential total return on the investment is better than the return that otherwise would be achieved by investing in securities issued by private issuers. See the Appendix to this Prospectus for a specific description of each corporate bond rating category.

         The High Yield Fund also may hold cash or invest all or a portion of its assets in securities issued or guaranteed by the U.S. government or its agencies (which may or may not be backed by the full faith and credit of the United States) and bank certificates of deposit, if Fund Management determines it to be appropriate for purposes of preserving liquidity or capital in light of prevailing market or economic conditions. The Fund also may invest in corporate short-term notes rated at the time of purchase at least A-1 by Standard & Poor's or Prime-1 by Moody's, and municipal short-term notes rated at the time of purchase at least SP-1 by Standard & Poor's or MIG-1 by Moody's (the highest rating category for such notes, indicating a very strong capacity to make timely payments of principal and interest).

         Potential capital appreciation is a factor in the selection of investments, but is secondary to the High Yield Fund's primary objective. The securities in which the Fund invests offer a wide range of maturities (from less than one year to thirty years) and yields. These securities include short-term bonds or notes (maturing in less than three years), intermediate-term bonds or notes (maturing in three to ten years), and long-term bonds (maturing in more than ten years). Fund Management will seek to adjust the portfolio of securities held by the Fund to maximize current income consistent with the preservation of principal.

         There are no limitations on the average maturity of the securities in the High Yield Fund. Securities will be selected on the basis of Fund Management's assessment of interest rate trends and the liquidity of various instruments under prevailing market conditions. As a matter of policy, which may be changed without a vote of shareholders, under normal circumstances, at least 65% of the value of the total assets of the Fund will be invested in debt securities having maturities at the time of issuance of at least three years.

         Securities in which the High Yield Fund invests may at times be purchased or sold on a delayed delivery or a when-issued basis (i.e., securities may be purchased or sold by the Fund with settlement taking place in the future, often a month or more later). The High Yield Fund may invest up to 10% of its net assets in when-issued securities. The payment obligation and the interest rate that will be received on the securities are fixed at the time the Fund enters into a purchase commitment. Between the date of purchase and the settlement date, the value of the securities is subject to market fluctuations, and no interest is payable to the Fund prior to the settlement date. When the Fund purchases securities on a when-issued basis, its custodian bank will place cash or liquid debt securities in a separate account of the Fund in an amount equal to the amount of the purchase obligation.

Health Sciences Fund

         The investment objective of the Health Sciences Fund is to seek capital appreciation. The investment strategy used in attempting to attain this investment objective is aggressive; holdings are focused on equity securities whose price appreciation is expected to outpace that of the health sciences business sector. These stocks may not pay regular dividends. The Fund normally invests at least 80% of its total assets in the equity securities (common and preferred stocks, and convertible bonds) of companies which develop, produce, or distribute products or services related to health care.

         The health sciences business sector consists of numerous industries. In deciding whether a company is principally engaged in that business sector, Fund Management must determine that the company derives more than 50% of its gross income or net sales from activities in that sector or that the company dedicates more than 50% of its assets to the production of revenues from that sector. If, based on available financial information, a question exists whether a company meets one of these standards, Fund Management determines whether the company's primary business is within the health sciences business sector.

         The remainder of the Health Sciences Fund's assets may be invested in any securities or other instruments deemed appropriate by Fund Management, consistent with the Fund's investment policies and restrictions. These investments include debt securities issued by companies principally engaged in the health sciences business sector, debt or equity securities issued by companies outside that business sector, short-term high grade debt obligations maturing no later than one year from the date of purchase (including U.S. government and agency securities, domestic bank certificates of deposit, commercial paper rated at least A-2 by Standard & Poor's or P-2 by Moody's Investors Service, Inc., and repurchase agreements) and cash.

Technology Fund

         The investment objective of the Technology Fund is to seek capital appreciation. The investment strategy used in attempting to attain this investment objective is aggressive. Holdings are focused on equity securities whose price appreciation is expected to outpace that of the overall technology business sector. These stocks may not pay regular dividends. The Fund normally invests at least 80% of its total assets in the equity securities (common and preferred stocks, and convertible bonds) of companies in technology-related industries such as computers, communications, video, electronics, oceanography, office and factory automation, and robotics.

         The technology business sector consists of numerous industries. In deciding whether a company is principally engaged in the technology business sector, Fund Management must determine that the company derives more than 50% of its gross income or net sales from activities in that sector; or that the company dedicates more than 50% of its assets to the production of revenues from that sector. If, based on available financial information, a question exists whether a company meets one of these standards, Fund Management determines whether the company's primary business is within that sector.

         The remainder of the Technology Fund's assets may be invested in any securities or other instruments deemed appropriate by Fund Management, consistent with the Fund's investment policies and restrictions. These investments include debt securities issued by companies principally engaged in the technology business sector, debt or equity securities issued by companies outside that business sector, short-term high grade debt obligations maturing no later than one year from the date of purchase (including U.S. government and agency securities, domestic bank certificates of deposit, commercial paper rated at least A-2 by Standard & Poor's or P-2 by Moody's Investors Service, Inc., and repurchase agreements), and cash.

Utilities Fund

         The investment objective of the Utilities Fund is to seek capital appreciation and income. The assets of the Utilities Fund are invested primarily in securities of companies principally engaged in business as public utilities, which may be either established, well-capitalized companies or newly-formed, small capitalization companies. The public utilities business includes the following industries: companies which manufacture, produce, generate, transmit, or sell gas or electric energy; and companies engaged in various aspects of communications, such as telephone, telegraph, satellite, microwave, and the provision of other communication facilities, excluding broadcasting, for public use and benefit. Uncertainties to which the gas and electric public utilities industries are subject include difficulties in obtaining adequate financing and investment return, environmental issues, prices of fuel for electric generation, availability of natural gas, and risks associated with nuclear power facilities.

         Under normal conditions, the Utilities Fund will invest at least 80% of its total assets in the equity securities (common stocks and securities convertible into common stocks, including convertible debt obligations and convertible preferred stock) of companies that are principally engaged in business as public utilities, and that are traded on regional or national stock exchanges or in the over-the-counter market. A particular company is deemed to be principally engaged in the public utilities business if, in the determination of Fund Management, more than 50% of its gross income or net sales is derived from activities in that business or more than 50% of its assets are dedicated to the production of revenues from that business. In circumstances where, based on available financial information, a question exists whether a company meets one of these standards, the Utilities Fund may invest in equity securities of the company only if Fund Management determines, after review of information describing the company and its business activities, that the company's primary business is within the public utilities business.

         The  balance  of the  Utilities  Fund's  assets  may be held as cash or invested in debt securities issued by companies principally engaged in the public utilities business, debt or equity securities issued by companies outside the public utilities sector, or in short-term debt obligations maturing no later than one year from the date of purchase, which are determined by Fund Management to be of high grade, including U.S. government and agency securities, domestic bank certificates of deposit, commercial paper rated A-2 or higher by Standard & Poor's or P- 2 or higher by Moody's, and repurchase agreements with banks and securities dealers. The equity securities purchased may be issued by either established, well-capitalized companies or newly-formed, small cap companies, and may be traded on national or regional stock exchanges or in the over-the-counter market.

Growth Fund

                  The investment objective of the Growth Fund is to seek long-term capital growth. The Fund also seeks, as a secondary objective, to obtain investment income through the purchase of securities of carefully selected companies representing major fields of business and industrial activity. The Fund normally holds common stocks (including securities convertible into common stocks) although it may invest in the following other types of securities: commercial paper and convertible debentures and straight debt securities having an investment grade rating (Baa or above by Moody's or BBB or above by Standard & Poor's) and preferred stocks. In each instance, the Fund endeavors to invest in securities offering the possibility of capital enhancement and some current income. The investment characteristics of the securities rated Baa by Moody's or BBB by Standard & Poor's are discussed above in the description of the investment policies of the Industrial Income Fund. See the Appendix to this Prospectus for a specific description of each corporate bond rating category.

         In selecting securities for investment, Fund Management will seek to identify companies that have a better than average earnings growth potential and those industries that stand to enjoy the greatest benefit from the predicted economic environment. The Growth Fund seeks to purchase the securities of companies that are thought to be best situated in those industry groupings. While dividends are of secondary consideration, dividend payment records of companies are also considered.

RISK FACTORS

         Contract owners should consider the special factors associated with the policies discussed below in determining the appropriateness of allocating contract values to one or more of the Funds. See the Statement of Additional Information for a discussion of additional risk factors.

Potential Conflicts. The Company has received an exemptive order of the Securities and Exchange Commission that permits the sale of Fund shares to variable annuity separate accounts and variable life insurance separate accounts of affiliated and unaffiliated Participating Insurance Companies. The Company currently does not foresee any disadvantages to the owners of variable annuity or variable life insurance contracts arising from the fact that the interests of those owners may differ. Nevertheless, the Company's board of directors will monitor events in order to identify any material irreconcilable conflicts which may possibly arise due to differences of tax treatment or other considerations and to determine what action, if any, should be taken in response thereto. Credit and Market Risks. All securities, including those purchased by each Fund, are subject to some degree of credit risk and market risk. Credit risk refers to the ability of an issuer of a debt security to pay its principal and interest, and to the earnings stability and overall financial soundness of an issuer of an equity security. Market risk refers to the volatility of a security's price in response to changes in conditions in securities markets in general and, particularly in the case of debt securities, changes in the overall level of interest rates. An increase in interest rates will tend to reduce the market values of debt securities, whereas a decline in interest rates will tend to increase their values.

         To limit exposure to credit risks, each Fund, as a matter of fundamental policy, will be diversified. With respect to 75% of each Fund's total assets, no more than 5% of the purchasing Fund's total assets will be invested in the securities of any one issuer. In addition, with the exception of the Health Sciences, Technology and Utilities Funds, no more than 25% of a Fund's total assets will be invested in any one industry. These percentage limitations apply immediately after a purchase or initial investment. Any subsequent change in a percentage resulting from fluctuations in value will not require elimination of any security from a Fund. The credit risk exposure of the Health Sciences, Technology and Utilities Funds may be increased by their policy of concentrating investments in specific business sectors. See "Risk Factors -- Concentration."

Portfolio Lending. Each Fund may make loans of its portfolio securities to broker-dealers or other institutional investors under contracts requiring such loans to be callable at any time and to be secured continuously by collateral in cash, cash equivalents, high quality short-term government securities or irrevocable letters of credit maintained on a current basis at an amount at least equal to the market value of the securities loaned. This practice permits a Fund to earn income, which, in turn, can be invested in additional securities to pursue the Fund's investment objective. The lending Fund will continue to collect the equivalent of the interest or dividends paid by the issuer on the securities loaned and will also receive either interest (through investment of cash collateral) or a fee (if the collateral is government securities). A lending Fund may pay finder's and other fees in connection with its securities loans.

         Lending securities involves certain risks, the most significant of which is the risk that a borrower may fail to return a portfolio security. Fund Management monitors the creditworthiness of borrowers in order to minimize such risks. A Fund will not lend any security if, as a result of that loan, the aggregate value of securities then on loan would exceed 331/3% of the Fund's total assets (taken at market value).

Repurchase Agreements. Each Fund may enter into repurchase agreements with respect to debt instruments eligible for investment by that Fund. These agreements are entered into with member banks of the Federal Reserve System, registered broker-dealers, and registered government securities dealers which are deemed creditworthy by Fund Management (subject to review by the Company's board of directors). A repurchase agreement is a means of investing monies for a short period. In a repurchase agreement, the Fund acquires a debt instrument (generally a security issued by the U.S. government or an agency thereof, a banker's acceptance or a certificate of deposit) subject to resale to the seller at an agreed upon price and date (normally the next business day). If the other party defaults on its obligation to repurchase the security, a Fund could incur costs or delays in seeking to sell the security.

         To minimize risks associated with repurchase agreements, the securities underlying each repurchase agreement will be maintained with the Company's custodian in an amount at least equal to the repurchase price under the agreement (including accrued interest), and such agreements will be effected only with parties that meet certain creditworthiness standards established by the Company's board of directors. No Fund will enter into a repurchase agreement maturing in more than seven days if as a result more than 15% of that Fund's net assets would be invested in such repurchase agreements and other illiquid securities.

Portfolio Turnover. There are no fixed limitations regarding portfolio turnover for any of the Funds. Although the Funds do not trade for short-term profits, securities may be sold without regard to the time they have been held in a Fund when, in the opinion of Fund Management, market considerations warrant such action. Therefore, the portfolio turnover rates of the Funds may be higher than those of other investment companies with comparable investment objectives. Increased portfolio turnover would cause a Fund to incur greater brokerage costs than would otherwise be the case. The actual portfolio turnover rates for the High Yield, Industrial Income, Total Return and Utilities Funds are set forth under "Financial Highlights." Each of the other Funds is actively traded and is expected to have a portfolio turnover rate that could exceed 200%. The Company's brokerage allocation policies, including the consideration of sales of Participating Life Insurance Companies' variable annuity and variable life insurance contracts when selecting among qualified brokers offering comparable best price and execution on Fund transactions, are discussed in the Statement of Additional Information.

Illiquid and Rule 144A Securities. The Funds are authorized to invest in securities that are illiquid because they are subject to restrictions on their resale ("restricted securities") or because, based upon their nature or the market for such securities, they are not readily marketable. However, a Fund will not purchase any such security if the purchase would cause the Fund to invest more than 15% of its net assets in illiquid securities. Repurchase agreements maturing in more than seven days will be considered illiquid for purposes of this restriction. Investments in illiquid securities involve certain risks to the extent that a Fund may be unable to dispose of such a security at the time desired or at a reasonable price. In addition, in order to resell a restricted security, a Fund might have to bear the expense and incur the delays associated with effecting registration.

         Certain restricted securities that are not registered for sale to the general public, but that can be resold to institutional investors ("Rule 144A Securities"), may be purchased without regard to the foregoing 15% limitation if a liquid institutional trading market exists. The liquidity of a Fund's investments in Rule 144A Securities could be impaired if dealers or institutional investors become uninterested in purchasing these securities. The Company's board of directors has delegated to Fund Management the authority to determine the liquidity of Rule 144A Securities pursuant to guidelines approved by the board. For more information concerning Rule 144A Securities, see the Statement of Additional Information.

Foreign Securities. Each Fund may invest up to 25% of its total assets, measured at the time of purchase, directly in foreign securities. Investments in securities of foreign companies (including Canadian securities, which are not subject to the 25% limitation) and in foreign markets involve certain additional risks not associated with investments in domestic companies and markets. For U.S. investors, the returns on foreign securities are influenced not only by the returns on the foreign investments themselves, but also by currency fluctuations. That is, when the U.S. dollar generally rises against foreign currencies, returns on foreign securities for a U.S. investor may decrease. By contrast, in a period when the U.S. dollar generally declines, those returns may increase.

         Other risks of international investing to consider include:

         -less publicly available information than is generally available about U.S. issuers;

         -differences in accounting, auditing and financial reporting standards;

         -generally higher commission rates on foreign portfolio transactions and longer settlement periods;

         -smaller trading volumes and generally lower liquidity of foreign stock markets, which may cause greater price volatility;

         -less government regulation of stock exchanges, brokers and listed companies abroad than in the United States; and

         -investments in certain countries may be subject to foreign withholding
taxes,   which  may  reduce   dividend   income  or  capital  gains  payable  to
shareholders.

         There  is  also  the  possibility  of   expropriation  or  confiscatory
taxation; adverse changes in investment or exchange control regulations; political instability; potential restrictions on the flow of international capital; and the possibility of a Fund experiencing difficulties in pursuing legal remedies and collecting judgments.

         Securities purchased by means of ADRs also are not subject to the 25% limitation. ADRs are receipts, typically issued by a U.S. bank or trust company, evidencing ownership of the underlying foreign securities. ADRs are denominated in U.S. dollars and trade in the U.S. securities markets. ADRs may be issued in sponsored or unsponsored programs. In sponsored programs, the issuer makes arrangements to have its securities traded in the form of ADRs; in unsponsored programs, the issuer may not be directly involved in the creation of the program. Although the regulatory requirements with respect to sponsored and unsponsored programs are generally similar, the issuers of unsponsored ADRs are not obligated to disclose material information in the United States and, therefore, such information may not be reflected in the market value of the ADRs. ADRs are subject to certain of the same risks as direct investments in foreign securities, including the risk that changes in the value of the currency in which the security underlying an ADR is denominated relative to the U.S. dollar may adversely affect the value of the ADR.

Forward Foreign Currency Contracts. Each of the Funds may enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities or during the time the Funds hold foreign securities. A forward contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate.
Although the Funds have not adopted any limitations on their ability to use forward contracts as a hedge against fluctuations in foreign exchange rates, the Funds do not attempt to hedge all of their foreign investment positions and will enter into forward contracts only to the extent, if any, deemed appropriate by Fund Management. The Funds will not enter into forward contracts for a term of more than one year or for purposes of speculation. Hedging against a decline in the value of a currency in the foregoing manner does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Furthermore, such hedging transactions preclude the opportunity for gain if the value of the hedged currency should rise. No predictions can be made with respect to whether the total of such transactions will result in a better or worse position than had the Fund not entered into any forward contracts. Forward contracts may, from time to time, be considered illiquid, in which case they would be subject to the Funds' limitation on investing in illiquid securities, discussed above. For additional information regarding forward contracts, see "Investment Policies" in the Statement of Additional Information.

Zero Coupon and Pay-In-Kind Bonds (High Yield Fund Only). The High Yield Fund may invest in zero coupon bonds and pay-in-kind bonds, provided that Fund Management determines that the risk of a default on the security, which could result in adverse tax consequences is not significant. A zero coupon bond ("zero") does not make cash interest payments during the life of the bond.
Instead, it is sold at a discount to face value, and the interest consists of the gradual appreciation in price as the bond approaches maturity. Zeros can be an attractive financing method for issuers with near-term cash flow problems. Pay-in- kind ("PIK") bonds pay interest in cash or additional securities, at the issuer's option, for a specified period. Like zeros, they may help a corporation economize on cash. PIK prices reflect the market value of the underlying debt plus any accrued interest. Zeros and PIKs can be higher or lower quality debt, and may be more speculative and subject to greater fluctuation in value due to changes in interest rates than coupon bonds. To maintain the High Yield Fund's qualification as a regulated investment company, it may be required to distribute income recognized on these bonds, even though no cash may be paid to the Fund until the maturity or call date of the bond, and such distribution could reduce the amount of cash available for investment by the Fund.

High-Risk, High-Yield Securities (High Yield, Industrial Income and Small Company Growth Funds Only). Although Fund Management limits the High Yield, Industrial Income and Small Company Growth Funds' debt security investments to securities it believes are not highly speculative, both credit and market risks are increased by those Funds' investments in debt securities rated below the top four grades by Standard & Poor's or Moody's (high-risk, high-yield securities commonly known as "junk bonds") and comparable unrated debt securities. Lower rated bonds by Moody's (categories Ba, B, Caa) are of poorer quality and may have speculative characteristics. Bonds rated Caa may be in default or there may be present elements of danger with respect to principal or interest. Lower rated bonds by Standard & Poor's (categories BB, B, CCC) include those which are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         Because investment in medium and lower rated securities involves both greater credit risk and market risk, achievement of the High Yield Fund's (and, to a lesser extent, the Industrial Income Fund's) investment objectives may be more dependent on Fund Management's credit analysis than is the case for funds investing in higher quality securities. In addition, the share price and yield of the High Yield Fund may be expected to fluctuate more than in the case of funds investing in higher quality, shorter term securities. Moreover, a significant economic downturn or major increase in interest rates may result in issuers of lower rated securities experiencing increased financial stress, which would adversely affect their ability to service their principal, dividend and interest obligations, meet projected business goals, and obtain additional financing. In this regard, it should be noted that while the market for high yield corporate bonds has been in existence for many years and from time to time has experienced economic downturns in recent years, this market has involved a significant increase in the use of high yield corporate debt securities to fund highly leveraged corporate acquisitions and restructurings. Past experience may not, therefore, provide an accurate indication of future performance of the high yield bond market, particularly during periods of economic recession. Furthermore, expenses incurred to recover an investment by a Fund in a defaulted security may adversely affect the Fund's net asset value. Finally, while Fund Management attempts to limit purchases of medium and lower rated securities to securities having an established secondary market, the secondary market for such securities may be less liquid than the market for higher quality securities. The reduced liquidity of the secondary market for such securities may adversely affect the market price of, and ability of, the High Yield, Industrial Income or Small Company Growth Funds to value, particular securities at certain times, thereby making it difficult to make specific valuation determinations.

         While Fund Management continuously monitors all of the debt securities held by the Funds for the issuers' ability to make required principal and interest payments and other quality factors, a Fund may retain in the portfolio a debt security whose rating is changed to one below the minimum rating required for purchase. More information on debt securities is contained in the Statement of Additional Information.

         The following table shows the composition of the Industrial Income Fund's and the High Yield Fund's investments in corporate (and municipal) bonds by rating category for the fiscal year ended December 31, 1996. All of these percentages were determined on a dollar-weighted basis, calculated by averaging the Funds' month-end portfolio holdings during the fiscal year. These figures do not represent actual holdings of the Funds as of December 31, 1996, nor do they imply that the overall quality of portfolio holdings is fixed.

                                              Percentage of Total Assets
                                    --------------------------------------------
Rating Category                     Industrial Income Fund       High Yield Fund
---------------                     ----------------------       ---------------
AAA                                         11.69%                     0.00%
AA                                           0.00%                     0.00%
A                                            0.69%                     0.00%
BBB                                          2.59%                     0.53%
BB                                           3.92%                    15.62%
B                                            2.18%                    62.16%
CCC                                          0.21%                     6.98%
Unrated                                      0.00%                     3.40%

Concentration (Health Sciences, Technology and Utilities Funds Only). While each of the Health Sciences, Technology and Utilities Funds, like the other Funds, diversifies its investments by investing, with respect to at least 75% of its total assets, not more than 5% of its total assets in the securities of any one issuer, its assets normally will be invested primarily in companies engaged in a single business sector. As a result of this investment policy, an investment in those Funds may be subject to greater fluctuations in value than generally would be the case if an investment were made in an investment company which did not concentrate its investments in a similar manner. For example, certain economic factors or specific events may exert a disproportionate impact upon the prices of equity securities of companies within a particular industry relative to their impact on the prices of securities of companies engaged in other industries. Additionally, changes in the market price of the equity securities of a particular company which occupies a dominant position in an industry may tend to influence the market prices of other companies within the same industry. As a result of the foregoing factors, the net asset value of the Health Sciences, Technology and Utilities Funds may be more susceptible to change than those of investment companies which spread their investments over many different business sectors.

         The Technology Fund may not invest more than 25% of its total assets in a single industry (e.g., computer software) within the technology business sector. The Health Sciences and Utilities Funds do not operate under this restriction.

Options and Futures Contracts. Each of the Funds, other than the Dynamics, Health Sciences and Technology Funds, may enter into futures contracts for hedging or other non-speculative purposes within the meaning and intent of applicable rules of the Commodity Futures Trading Commission ("CFTC"). For example, futures contracts may be purchased or sold to attempt to hedge against the effects of interest or exchange rate changes on a Fund's current or intended investments. If an anticipated decrease in the value of portfolio securities occurs as a result of a general increase in interest rates or a change in exchange rates, the adverse effects of such changes may be offset, in whole or part, by gains on the sale of futures contracts. Conversely, an increase in the cost of portfolio securities to be acquired caused by a general decline in interest rates or a change in exchange rates may be offset, in whole or part, by gains on futures contracts purchased by a Fund. A Fund will incur brokerage fees when it purchases and sells futures contracts, and it will be required to maintain margin deposits.

         Each of the Funds other than the Dynamics, Health Sciences and Technology Funds also may use options to buy or sell futures contracts or debt securities. Such investment strategies will be used as a hedge and not for speculation.

         Put and call options on futures contracts or securities may be traded by a Fund in order to protect against declines in the values of portfolio securities or against increases in the cost of securities to be acquired. Purchases of options on futures contracts may present less dollar risk in hedging the Fund's portfolio than the purchase and sale of the underlying futures contracts, since the potential loss is limited to the amount of the premium plus related transaction costs. The premium paid for such a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise or liquidation of the option, and, unless the price of the underlying futures contract changes sufficiently, the option may expire without value to the Fund. The writing of covered options, however, does not present less risk than the trading of futures contracts, and will constitute only a partial hedge, up to the amount of the premium received, and, if an option is exercised, the Fund may suffer a loss on the transaction.

         A Fund may purchase put or call options in anticipation of changes in interest rates or other factors which may adversely affect the value of its portfolio or the prices of securities which the Fund anticipates purchasing at a later date. The Fund may be able to offset such adverse effects on its portfolio, in whole or in part, through the options purchased. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise or liquidation of the option, and, unless the price of the underlying security changes sufficiently, the option may expire without value to the Fund.

         For hedging or other non-speculative purposes, a Fund may, from time to time, also sell ("write") covered call options or cash secured puts in order to attempt to increase the yield on its portfolio or to protect against declines in the value of its portfolio securities. By writing a covered call option, the Fund, in return for the premium income realized from the sale of the option, gives up the opportunity to profit from a price increase in the underlying security above the option exercise price, where the price increase occurs while the option is in effect. In addition, the Fund's ability to sell the underlying security will be limited while the option is in effect. By writing a cash secured put, the Fund, which receives the premium, has the obligation during the option period, upon assignment of an exercise notice, to buy the underlying security at a specified price. A put is secured by cash if the Fund maintains at all times cash, Treasury bills or other high grade short-term obligations with a value equal to the option exercise price in a segregated account with its custodian.

         Although those Funds that may enter into options and futures contracts will do so solely for hedging or other non-speculative purposes, within the meaning and intent of applicable rules of the CFTC, their use does involve certain risks. For example, a lack of correlation between the value of an instrument underlying an option or futures contract and the assets being hedged, or unexpected adverse price movements, could render a Fund's hedging strategy unsuccessful and could result in losses. In addition, there can be no assurance that a liquid secondary market will exist for any contract purchased or sold, and the Fund may be required to maintain a position until exercise or expiration, which could result in losses. Transactions in futures contracts and options are subject to other risks as well.

         The risks related to transactions in options and futures to be entered into by the Funds are set forth in greater detail in the Statement of Additional Information, which should be reviewed in conjunction with the foregoing discussion.

INVESTMENT RESTRICTIONS

         Each Fund is subject to certain fundamental restrictions regarding its investments which may not be altered without the approval of the Fund's shareholders. Those restrictions include, among others, limitations with respect to the percentages of the value of the Fund's total assets which may be invested in any one company or, with the exception of the Health Sciences and Utilities Funds, in one industry. A list of each Fund's fundamental investment restrictions and a list of additional, non-fundamental investment restrictions of each Fund (which can be changed by the Company's board of directors without shareholder approval) are contained in the Statement of Additional Information.

MANAGEMENT

         Pursuant to an agreement with the Company, INVESCO, 7800 E. Union Avenue, Denver, Colorado, serves as the Funds' investment adviser. INVESCO is primarily responsible for providing the Funds with various administrative services and supervising the Funds' daily business affairs. These services are subject to review by the Company's board of directors.

         INVESCO is an indirect wholly-owned subsidiary of AMVESCO PLC, a publicly-traded holding company that, through its subsidiaries, engages in the business of investment management on an international basis. INVESCO PLC changed its name to AMVESCO PLC on March 3, 1997 as a part of a merger between INVESCO
PLC and A I M Management Group Inc., thus creating one of the largest independent investment management businesses in the world. Subject to obtaining shareholder approval at its regular Annual Shareholder Meeting, the board of directors of AMVESCO PLC has concluded that the corporate name should be changed to AMVESCAP PLC effective May 8, 1997. INVESCO, INVESCO Trust and ICM will continue to operate under their existing names. AMVESCO PLC has approximately $165 billion in assets under management. INVESCO was established in 1932 and, as of December 31, 1996, managed 14 mutual funds, consisting of 44 separate portfolios, with combined assets of approximately $13.8 billion on behalf of over 826,000 shareholders.

         Pursuant to agreements with INVESCO, INVESCO Trust serves as the sub-adviser of the Industrial Income, High Yield, Utilities, Dynamics, Small Company Growth, Health Sciences, Technology and Growth Funds and ICM serves as the sub-adviser of the Total Return Fund. Although the Company is not a party to any sub-advisory agreement, the agreements have been approved for each Fund affected by that agreement by the Company's board of directors. In addition, each agreement has been approved as to each affected Fund by the shareholders of that Fund. The address of INVESCO Trust is 7800 E. Union Avenue, Denver, Colorado and the address of ICM is 1315 Peachtree Street, N.E., Atlanta, Georgia. Subject to the supervision of INVESCO and review by the Company's board of directors, INVESCO Trust is primarily responsible for selecting and managing the investments of the Industrial Income, Dynamics, High Yield, Small Company Growth, Health Sciences, Technology, Utilities and Growth Funds and ICM is primarily responsible for selecting and managing the investments of the Total Return Fund.

         INVESCO Trust, a trust company founded in 1969, is a wholly-owned subsidiary of INVESCO that served as adviser or sub-adviser to 55 investment portfolios as of December 31, 1996, including 31 portfolios in the INVESCO group. These 55 portfolios had aggregate assets of approximately $12.7 billion as of December 31, 1996. In addition, INVESCO Trust provides investment management services to private clients, including employee benefit plans that may be invested in a collective trust sponsored by INVESCO Trust.

         ICM is an indirect, wholly-owned subsidiary of AMVESCO PLC that currently manages in excess of $39 billion of assets on behalf of tax-exempt accounts (such as pension and profit-sharing funds for corporations and state and local governments) and investment companies.

         The  following  persons serve as portfolio  managers of the  respective
Funds:

Industrial Income Fund

         Charles P. Mayer - Co-portfolio manager of the Fund since 1994; co-portfolio manager of the INVESCO Industrial Income Fund since 1993; co-portfolio manager of the INVESCO Balanced Fund since 1996; director (since
1997), portfolio manager (since 1993), senior vice president (since 1994) and vice president (1993 to 1994) of INVESCO Trust; director of INVESCO since 1997; formerly (1984 to 1993), portfolio manager with Westinghouse Pension; began investment career in 1969; B.A., St. Peter's College; M.B.A., St. John's University.

         Donovan J. (Jerry) Paul - Co-portfolio manager of the Fund since 1994; co-portfolio manager of the INVESCO Industrial Income Fund since 1994, INVESCO Balanced Fund since 1996 and INVESCO Short-Term Bond Fund since 1996; portfolio manager of the INVESCO VIF - High Yield Portfolio since 1994, INVESCO High Yield Fund since 1994 and INVESCO Select Income Fund since 1994; portfolio manager and senior vice president of INVESCO Trust since 1994; formerly, senior vice president and director of fixed income research (1989 to 1992) and portfolio manager (1987 to 1992) with Stein, Roe & Farnham Inc.; and president (1993 to
1994) of Quixote Investment Management, Inc.; began investment career in 1976; B.B.A. University of Iowa; M.B.A. University of Northern Iowa; Chartered Financial Analyst; Certified Public Accountant.

Dynamics Fund

         Timothy J. Miller - Portfolio manager of the Fund since 1996; portfolio manager for the INVESCO Dynamics Fund since 1993; co-portfolio manager of the INVESCO Growth Fund since 1996; co-portfolio manager of the INVESCO Growth Fund since 1996 and the INVESCO Small Company Growth Fund since 1997; senior vice president (since 1995), vice president (1993 to 1995) and portfolio manager (1992 to present) of INVESCO Trust. Formerly (1979 to 1992), analyst and portfolio manager with Mississippi Valley Advisors. B.S.B.A., St. Louis University; M.B.A., University of Missouri; Chartered Financial Analyst.

High Yield Fund

         Donovan J. (Jerry) Paul - Portfolio manager of the Fund since 1994; portfolio manager of the INVESCO High Yield Fund and the INVESCO Select Income Fund since 1994; co-portfolio manager of INVESCO Industrial Income Fund since 1994, INVESCO VIF - Industrial Income Fund since 1994, INVESCO Balanced Fund since 1994 and INVESCO Short-Term Bond Fund since 1996; portfolio manager and senior vice president of INVESCO Trust since 1994; formerly, senior vice president and director of fixed income research (1989 to 1992) and portfolio manager (1987 to 1992) with Stein, Roe & Farnham Inc.; and president (1993 to
1994) of Quixote Investment Management, Inc.; began investment career in 1976; B.B.A. University of Northern Iowa; M.B.A. University of Northern Iowa; Chartered Financial Analyst; Certified Public Accountant.

Small Company Growth Fund

         Timothy J. Miller - Co-portfolio manager of the Fund since 1997; co-portfolio manager of the INVESCO Small Company Growth Fund since 1997; the INVESCO Growth Fund, Inc. since 1996 and the INVESCO VIF Growth Fund since 1997; portfolio manager of INVESCO Dynamics Fund, Inc. since 1993; senior vice president (since 1995), vice president (1993 to 1995) and portfolio manager (since 1992) of INVESCO Trust Company. Formerly (1979 to 1992), analyst and portfolio manager with Mississippi Valley Advisors. B.S.B.A., St. Louis University; M.B.A., University of Missouri. He is a Chartered Financial Analyst.

         Trent E. May - Co-portfolio manager of the Fund since 1997; co-portfolio manager of the INVESCO Small Company Growth Fund since 1997 and of the INVESCO Growth Fund, Inc. since 1996; portfolio manager (since 1996) and vice president (since 1997) of INVESCO Trust Company. Formerly, senior equity fund manager/equity analyst at Munder Capital Management in Detroit. B.S., Engineering, Florida Institute of Technology, M.B.A., Rollins College. He is a Chartered Financial Analyst.

         Stacie Cowell - Co-portfolio manager of the Fund since 1997; co-portfolio manager of the INVESCO Small Company Growth Fund since 1997; portfolio manager (since 1996) of INVESCO Trust Company. Formerly, senior equity analyst with Founders Asset Management; capital markets and trading analyst with Chase Manhattan Bank in New York. B.A., Economics, Colgate University. She is a Chartered Financial Analyst.

Health Sciences Fund

         John Schroer - Co-portfolio manager of the Fund since 1996; portfolio manager of the INVESCO Strategic Health Sciences Portfolio since 1996 and co-portfolio manager of that Portfolio from 1994 to 1996; vice president and portfolio manager of The Global Health Sciences Fund since 1996; assistant vice president with Trust Company of the West from 1990 to 1992; M.B.A. and B.S. from the University of Wisconsin-Madison; Chartered Financial Analyst.

         Carol A. Werther - Co-portfolio manager of the Fund since 1996 and co-portfolio manager of the INVESCO Strategic Health Sciences Portfolio since 1996. Previously, Ms. Werther was a portfolio manager specializing in biotechnology stock with Rothschild Asset Management Ltd. (1995 to 1996); a vice president and biotechnology analyst with Cowen & Company (1992 to 1994); and an analyst with Lehman Brothers (1990 to 1992). Ms. Werther earned an M.B.A. from New York University, an M.S. from the University of Alabama in Birmingham and a B.S. from Cornell University.

Technology Fund

         Daniel B. Leonard - Co-portfolio manager of the Fund since 1996; co-portfolio manager (since 1996) and formerly portfolio manager (1985- 1996) of the INVESCO Strategic Technology Portfolio; co-portfolio manager of the INVESCO Strategic Financial Services Portfolio since 1997 and portfolio manager of that Fund from 1996 to 1997; portfolio manager of the INVESCO Strategic Gold Portfolio since 1989; joined INVESCO in 1975, and was appointed successively portfolio manager (1977-1983; 1985- 1991) and senior vice president (1975-1983; 1985-1991) of INVESCO Funds Group, Inc., as well as vice president (1977-1983) and senior vice president (1991 to present) of INVESCO Trust Company; B.A. from Washington & Lee University; began his investment career in 1960.

         Gerard F. Hallaren, Jr. - Co-portfolio manager of the Fund since 1996; co-portfolio manager of the INVESCO Strategic Technology Portfolio since 1996; portfolio manager of the INVESCO Strategic Environmental Portfolio since 1996; joined INVESCO Trust Company in 1994, served as a research analyst from 1994 to 1995 and became a vice president in 1995; formerly, vice president and research analyst with Hanifen Imhoff (1992 to 1994); retail broker with Merrill Lynch
(1991); director of business planning for MiniScribe Corporation (1989 to 1990); and research analyst with various firms beginning in 1978; B.A. from the University of Massachusetts, Amherst; Chartered Financial Analyst.

Utilities Fund

         Jeffrey G. Morris - Portfolio manager of the Fund since 1996; portfolio manager of the INVESCO Strategic Utilities Portfolio since 1996 and INVESCO Strategic Environmental Services Portfolio since 1996; co-portfolio manager of the INVESCO Strategic Financial Services Portfolio since 1997; portfolio manager of INVESCO Trust Company since 1995; joined INVESCO in 1991 and served as a research analyst from 1994 to 1995; formerly, loan processor for Norwest Mortgage (1991); B.S. Colorado State University; Chartered Financial Analyst.

Total Return Fund

         Edward C. Mitchell, Jr. - Portfolio manager of the Fund since 1993; portfolio manager of INVESCO Value Trust Total Return Fund since 1987 and of the INVESCO Advisors Funds Flex Fund since 1988; president (1992 to present), vice president (1979 to 1991) and director (1979 to present) of ICM; began investment career in 1969; B.A., University of Virginia; M.B.A., University of Colorado; Chartered Financial Analyst; Chartered Investment Counselor; past president, Atlanta Society of Financial Analysts.

         David S. Griffin - Co-portfolio manager of the Fund since 1993; co-portfolio manager of the INVESCO Value Trust Total Return Fund and of the INVESCO Advisor Funds Flex Fund since 1993; portfolio manager of ICM since 1991; mutual fund sales representative with INVESCO Services, Inc. (1986 to 1991); began investment career in 1982; B.A., Ohio Wesleyan University; M.B.A., William and Mary; Chartered Financial Analyst.

Growth Fund

         Timothy J. Miller - Co-portfolio manager of the Fund since 1997; co-portfolio manager of the INVESCO Growth Fund, Inc. since October 1996 and portfolio manager of that Fund from June to October 1996; co- portfolio manager of the INVESCO Small Company Growth Fund since 1997 and of the INVESCO VIF - Small Company Growth Fund since 1997; portfolio manager of the INVESCO Dynamics Fund, Inc. since 1993; senior vice president (since 1995), vice president (1993 to 1995) and portfolio manager (since 1992) of INVESCO Trust Company. Formerly (1979 to 1992), analyst and portfolio manager with Mississippi Valley Advisors. B.S.B.A., St. Louis University; M.B.A., University of Missouri. He is a Chartered Financial Analyst.

         Trent E. May - Co-portfolio manager of the Fund since 1997; co-portfolio manager of the INVESCO VIF - Growth Fund since 1996, the INVESCO Small Company Growth Fund since 1997 and the INVESCO VIF - Small Company Growth Fund since 1997; portfolio manager (since 1996) of INVESCO Trust company. Formerly, senior equity fund manager/equity analyst at Munder Capital Management in Detroit. B.S. in Engineering, Florida Institute of Technology; M.B.A., Rollins College. He is a Chartered Financial Analyst.

         Each Fund pays INVESCO a monthly advisory fee which is based upon a percentage of the Fund's average net assets, determined daily. For the Industrial Income and Total Return Funds, the advisory fees are each computed at the annual rates of 0.75% on the first $500 million of the Fund's average net assets; 0.65% on the next $500 million of the Fund's average net assets; and 0.55% on the Fund's average net assets in excess of $1 billion. For the Small Company Growth, Health Sciences and Technology Funds, the advisory fees are each computed at the annual rates of 0.75% on the first $350 million of the Fund's average net assets; 0.65% on the next $350 million of the Fund's average net assets; and 0.55% on the Fund's average net assets in excess of $700 million. For the High Yield and Utilities Funds, the advisory fees are each computed at the annual rates of 0.60% on the first $500 million of the Fund's average net assets; 0.55% on the next $500 million of the Fund's average net assets and 0.45% on the Fund's average net assets in excess of $1 billion. For the Dynamics Fund, the advisory fees are computed at the annual rates of 0.60% on the first $350 million of the Fund's average net assets; 0.55% on the next $350 million; and 0.50% on the Fund's average net assets in excess of $700 million. For the Growth Fund, the advisory fees are computed at the annual rate of .85% of the Fund's average net assets. For the fiscal period ended December 31, 1996, the investment advisory fees paid by the Industrial Income Fund, Total Return Fund, High Yield Fund, and Utilities Fund were 0.75%, 0.75%, 0.60%, and 0.60%, respectively, of each Fund's average net assets. No advisory fees are provided for the Health Sciences, Small Company Growth, Technology, Dynamics and Growth Funds as they had not commenced operations as of the date of this prospectus.

         Out of the advisory fee received from each Fund, INVESCO pays that Fund's sub-adviser a monthly subadvisory fee. No fee is paid by any Fund to its sub-adviser. The sub-advisory fees for the Industrial Income and Total Return Funds are each computed at the annual rates of 0.375% on the first $500 million of the Fund's average net assets; 0.325% on the next $500 million of the Fund's average net assets; and 0.275% on the Fund's average net assets in excess of $1 billion. The sub-advisory fees for the Dynamics, Small Company Growth, Health Sciences and Technology Funds are each computed at the annual rates of 0.25% for the first $200 million of the Fund's average net assets and 0.20% on the Fund's average net assets in excess of $200 million. The sub-advisory fees for the High Yield and Utilities Funds are each computed at the annual rate of 0.30% on the first $500 million of the Fund's average net assets; 0.275% on the next $500 million of the Fund's average net assets; and 0.225% on the Fund's average net assets in excess of $1 billion. The sub-advisory fee for the Growth Fund is 0.25% of the Fund's average net assets.

         The Company also has entered into an Administrative Services Agreement with INVESCO dated February 28, 1997 (the "Administrative Agreement"). Pursuant to the Administrative Agreement, INVESCO performs certain administrative, recordkeeping and internal accounting services, including without limitation, maintaining general ledger and capital stock accounts, preparing a daily trial balance, calculating net asset value daily, providing selected general ledger reports and providing certain sub-accounting and recordkeeping services for shareholder accounts. For such services, the Company pays INVESCO a fee consisting of a base fee of $10,000 per year for each Fund, plus an additional incremental fee computed at the annual rate of 0.015% per year of the average net assets of each Fund. INVESCO also is paid a fee by the Company for providing transfer agent services. See "Additional Information."

         Each Fund's expenses, which are accrued daily, are generally deducted from its total income before dividends are paid. Total expenses of the Industrial Income Fund, Total Return Fund, High Yield Fund, and Utilities Fund (prior to expense offsets) for the fiscal year ended December 31, 1996, including investment advisory fees (but excluding brokerage commissions, which are a cost of acquiring securities), amounted to 0.95%, 0.94%, 0.87% and 1.16%, respectively, of each Fund's average net assets. Certain Fund expenses are absorbed voluntarily by INVESCO pursuant to a commitment to the Company. This commitment may be changed following consultation with the Company's board of directors. If such voluntary expense limits were not in effect, the total operating expenses, as a percentage of each Fund's average net assets, of the Industrial Income, Total Return, High Yield and Utilities Funds for the fiscal year ended December 31, 1996, would have been 1.19%, 1.30%, 1.32%, and 5.36%, respectively. Total Operating Expenses are not provided for the Health Sciences, Small Company Growth, Technology, Dynamics and Growth Funds as they had not commenced operations as of the date of this prospectus.

         Fund Management permits investment and other personnel to purchase and sell securities for their own accounts, subject to a compliance policy governing personal investing. This policy requires Fund Management's personnel to conduct their personal investment activities in a manner that Fund Management believes is not detrimental to the Funds or Fund Management's other advisory clients. See "Management" in the Statement of Additional Information for more detailed information.

PURCHASES AND REDEMPTIONS

         Investors may not purchase or redeem shares of the Funds directly, but only through variable annuity and variable life insurance contracts offered through the separate accounts of Participating Insurance Companies. A contract owner should refer to the applicable Separate Account Prospectus for information on how to purchase or surrender a contract, make partial withdrawals of contract values, allocate contract values to one or more of the Funds, or change existing allocations among investment alternatives, including the Funds. Shares of the Funds are sold on a continuous basis to separate accounts of Participating Insurance Companies by INVESCO, as the Funds' Distributor. No sales charge is imposed upon the sale of shares of the Funds. Sales charges for the variable annuity or variable life insurance contracts are described in the Separate Account Prospectuses. INVESCO may from time to time make payments from its revenues to Participating Insurance Companies, broker dealers and other financial institutions that provide administrative services for the Funds.

         The Participating Insurance Companies place orders for their separate accounts to purchase and redeem shares of each Fund based on, among other things, the amount of premium payments to be invested and transfer and surrender requests to be effected on that day pursuant to variable annuity and variable life insurance contracts. Fund shares are purchased or redeemed at the net asset value per share next computed after receipt of a purchase or redemption order in good form. Payment for redemptions ordinarily will be made on behalf of the Company and the relevant Fund by the Company's transfer agent (INVESCO) within seven days after the redemption request is received. However, payment may be postponed under unusual circumstances, such as when normal trading is not taking place on the New York Stock Exchange or an emergency as defined by the Securities and Exchange Commission exists.

         Net asset value per share is computed for each Fund once each day that the New York Stock Exchange is open, as of the close of regular trading on that Exchange (usually 4:00 p.m., New York time), and also may be computed on other days under certain circumstances. Net asset value per share for each Fund is calculated by dividing the market value of the Fund's securities plus the value of its other assets (including dividends and interest accrued but not collected), less all liabilities (including accrued expenses), by the number of outstanding shares of the Fund. If market quotations are not readily available, a security will be valued at fair value as determined in good faith by the board of directors. Debt securities with remaining maturities of 60 days or less at the time of purchase will be valued at amortized cost, absent unusual circumstances, so long as the Company's board of directors believes that such value represents fair value.

TAX STATUS, DIVIDENDS AND DISTRIBUTIONS

Taxes. The Internal Revenue Code of 1986, as amended (the "Code"), provides that each investment portfolio of a series fund is to be treated as a separate taxpayer. Accordingly, each Fund of the Company intends to continue to qualify as a separate regulated investment company under Subchapter M of the Code.

         Each Fund intends to comply with the diversification requirements of Code Section 817(h). By meeting this and other requirements, the Participating Insurance Companies, rather than the owners of variable annuity or variable life insurance contracts, should be subject to tax on distributions received with respect to Fund shares. For further information concerning federal income tax consequences for the owners of variable annuity or variable life insurance contracts, a contract owner should consult his or her Separate Account Prospectus.

         As a regulated investment company, each Fund generally will not be subject to tax on its ordinary income and net realized capital gains to the extent such income and gains are distributed in conformity with applicable distribution requirements under the Code to the separate accounts of the Participating Insurance Companies which hold its shares. Distributions of income and the excess of net short-term capital gain over net long-term capital loss will be treated as ordinary income, and distributions of the excess of net long-term capital gain over net short-term capital loss will be treated as long-term capital gain by the Participating Insurance Companies. Participating Insurance Companies should consult their own tax advisers concerning whether such distribu tions are subject to federal income tax if they are retained as part of contract reserves.

Dividends. In addition to any increase in the value of a Fund's shares which may occur from increases in the value of the Fund's investments, the Fund may earn income in the form of dividends and interest on its investments. Dividends paid by each Fund will be based solely on the income earned by that Fund. The Company's policy with respect to each Fund is to distribute substantially all of this income, less expenses, to shareholders of that Fund. At the discretion of the board of directors, distributions are customarily made annually to shareholders of the Funds. Dividends are automatically reinvested in additional shares of the Fund making the dividend distribution at its net asset value on the ex-dividend date, unless an election is made on behalf of a separate account to receive distributions in cash.

Capital Gains. Capital gains or losses are the result of a Fund selling its portfolio securities at prices that are higher or lower than the prices paid by it to purchase such securities. Total gains from such sales, less any losses from such sales (including losses carried forward from prior years) represent net realized capital gains. Each Fund distributes its net realized capital gains, if any, to its shareholders at least annually, usually in December. Capital gains distributions are automatically reinvested in additional shares of the Fund making the distribution at its net asset value per share on the ex-dividend date, unless an election is made on behalf of a separate account to receive distributions in cash.

PERFORMANCE INFORMATION

         From time to time, a Fund's total return and/or yield may be included in advertisements, sales literature, shareholder reports or Separate Account Prospectuses. A Fund's total return and yield include the effect of deducting that Fund's expenses, but do not include charges and expenses attributable to a particular variable annuity or variable life insurance contract. Because shares of the Funds can be purchased only through a variable annuity or variable life insurance contract, the Funds' total return and yield data should be reviewed along with the description of contract charges and expenses contained in the applicable Separate Account Prospectus. Total return or yield for a Fund must always be accompanied by, and reviewed with, comparable total return or yield data for an associated variable annuity separate account, or data that would permit evaluation of the magnitude of variable life insurance charges and expenses not reflected in the Fund's total return or yield. Fund total return and yield figures are based upon historical results and are not intended to indicate future performance.

         The "total return" of a Fund refers to the average annual rate of return of an investment in the Fund. This figure is computed by calculating the percentage change in value of an investment of $1,000, assuming reinvestment of all income dividends and capital gain distributions, to the end of a specified period. "Total return" quotations reflect the performance of the Fund and include the effect of capital changes.

         The total return performance for the Industrial Income Fund, Total Return Fund, High Yield Fund and Utilities Fund for the fiscal period ended December 31, 1996, was 22.28%, 12.18%, 16.59% and 12.76%, respectively.

         The yield of the Fund is calculated by utilizing the Fund's calculated income, expenses and average outstanding shares for the most recent 30-day or one-month period, dividing it by the month end net asset value and annualizing the resulting number.

         In conjunction with performance reports and/or analyses of shareholder service for the Fund, comparisons of the Fund's performance for a given period to the performance of recognized indices and for the same period may be made. Such indices include ones provided by Dow Jones & Company, Standard & Poor's, Lipper Analytical Services, Inc., Lehman Brothers, National Association of Securities Dealers, Inc., Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times-Stock Exchange, the New York Stock Exchange, the Nikkei Stock Average and the Deutcher Aktienindex, all of which are unmanaged market indicators. Such comparisons can be a useful measure of the quality of the Funds' investment performance. However, because Fund performance data does not reflect separate account and contract charges, Fund performance data is not an appropriate measure of the performance of a contract owner's investment in the variable annuity and variable life insurance contracts.

         In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service appearing in publications such as Money, Forbes, Kiplinger's Personal Finance, Financial World, Morningstar, and similar sources which utilize information compiled (i) internally; (ii) by Lipper Analytical Services, Inc.; or (iii) by other recognized analytical services, may be used in sales literature. The Lipper Analytical Services, Inc. rankings and comparisons, which may be used by the Funds in performance reports, will be drawn from the "Equity Income Funds" variable insurance product grouping for the Industrial Income Fund, the
"Flexible Portfolio Funds" grouping for the Total Return Fund, the "Growth Funds" grouping for the Growth Fund, the "High Current Yield Funds" grouping for the High Yield Fund and the "Utility Funds" grouping for the Utility Fund, the "Capital Appreciation Funds" grouping for the Dynamics Fund, the "Small Company Growth Funds" grouping for the Small Company Growth Fund, the "Health/Biotechnology Funds" grouping for the Health Sciences Fund and the "Science and Technology Funds" grouping for the Technology Fund. In addition, the broad-based Lipper variable insurance product groupings may be used for comparison to any of the Funds. A more complete list of publications that may be quoted in sales literature is contained under the caption "Performance" in the Statement of Additional Information.

ADDITIONAL INFORMATION

Voting Rights. The Participating Insurance Companies and their separate accounts, rather than individual contract owners, are the shareholders of the Funds. However, each Participating Insurance Company will vote shares held by its separate accounts as required by law and interpretations thereof, as amended or changed from time to time. In accordance with current law and interpretations thereof, a Participating Insurance Company is required to request voting instructions from its contract owners and must vote Fund shares held by each of its separate accounts in proportion to the voting instructions received. Additional information about voting procedures (including a discussion, where applicable, of circumstances under which some Participating Insurance Companies may vote Fund shares held by variable life insurance separate accounts other than in accordance with contract owner instructions) is contained in the applicable Separate Account Prospectuses.

         All shares of the Funds have equal voting rights. When shareholders are entitled to vote upon a matter, each shareholder is entitled to one vote for each share owned and a corresponding fractional vote for each fractional share owned. Voting with respect to certain matters, such as ratification of independent accountants and the election of directors, will be by all Funds of the Company voting together. In other cases, such as voting upon an investment advisory contract, voting is on a Fund-by-Fund basis. To the extent permitted by law, when not all Funds are affected by a matter to be voted upon, only shareholders of the Fund or Funds affected by the matter will be entitled to vote thereon. The Company is not generally required and does not expect to hold regular annual meetings of shareholders. However, the board of directors will call special meetings of shareholders for the purpose, among other reasons, of voting upon the question of removal of a director or directors when requested to do so in writing by the holders of 10% or more of the outstanding shares of the Company or as may be required by applicable law or the Company's Articles of Incorporation. The Company will assist shareholders in communicating with other shareholders as required by the Investment Company Act of 1940. Directors may be removed by action of the holders of a majority or more of the outstanding shares of the Company.

Shareholder Inquiries. Inquiries regarding the Funds may be directed to the Company at the telephone number or mailing address set forth on the cover page of this Prospectus or to a Participating Insurance Company.

Transfer and Disbursing Agent. INVESCO acts as registrar, transfer agent, and dividend disbursing agent for the Company pursuant to a Transfer Agency Agreement that provides for an annual fee of $5,000 per Fund.

Master/Feeder Option. The Company may in the future seek to achieve any Fund's investment objective by investing all of that Fund's assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to that Fund. It is expected that any such investment company would be managed by INVESCO in substantially the same manner as the existing Fund. If permitted by applicable laws and policies then in effect, any such investment may be made in the sole discretion of the Company's board of directors without further approval of the Funds' shareholders. However, Fund shareholders will be given at least 30 days prior notice of any such investment. Such investment would be made only if the

Company's board of directors determines it to be in the best interests of a Fund and its shareholders. In making that determination, the board will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. No assurance is given that costs will be materially reduced if this option is implemented.

NO  PERSON  HAS  BEEN  AUTHORIZED  TO  GIVE  ANY  INFORMATION  OR  TO  MAKE  ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR PRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE COMPANY IN ANY JURISDICTION IN WHICH SUCH AN OFFERING MAY NOT LAWFULLY BE MADE.

                                                                        APPENDIX
BOND RATINGS

         The following is a description of Standard & Poor's and Moody's bond rating categories:

Standard & Poor's Corporate Bond Ratings

         AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

         AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

         A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

         BBB - Bonds rated BBB are regarded as having an adequate capability to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

         BB - Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

         B - Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

         CCC - Bonds rated CCC have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

Moody's Corporate Bond Ratings

         Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa securities.

         A - Bonds rated A possess many favorable investment attributes, and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa - Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba - Bonds rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any longer period of time may be small.

         Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                                   Prospectus
                                   May 1, 1997


                     INVESCO VARIABLE INVESTMENT FUNDS, INC.

                      INVESCO VIF - Industrial Income Fund
                       INVESCO VIF - Health Sciences Fund
                     INVESCO VIF - Small Company Growth Fund
                         INVESCO VIF - Total Return Fund
                          INVESCO VIF - Technology Fund
                          INVESCO VIF - High Yield Fund
                          INVESCO VIF - Utilities Fund
                           INVESCO VIF - Dynamics Fund
                            INVESCO VIF - Growth Fund


To receive additional information and prospectuses on any of INVESCO's funds or retirement plans, or to obtain current account or price information, call toll-free: 1-800-525-8085.

To reach PAL(R), your 24-hour Personal Account Line, call:
1-800-424-8085.

You can find us on the World Wide Web:
http://www.invesco.com

Or write to:
INVESCO Funds Group. Inc.(SM), Distributor
Post Office Box 173706
Denver, Colorado  80217-3706

If you're in Denver, please visit one of our convenient Investor
Centers:
Cherry Creek, 155-B Fillmore Street
Denver Tech Center,
7800 East Union Avenue, Lobby Level

In addition, all documents filed by the Company with the Securities and Exchange Commission can be located on a web site maintained by the Commission at http://www.sec.gov.

STATEMENT OF ADDITIONAL INFORMATION
February 9, 1998

INVESCO VARIABLE INVESTMENT FUNDS, INC.

Address:                            Mailing Address:
7800 E. Union Avenue                Post Office Box 173706
Denver, Colorado  80237             Denver, Colorado  80217-3706

                                   Telephone:
                       In continental U.S., 1-800-525-8085


         INVESCO Variable Investment Funds, Inc. (the "Company") was incorporated under the laws of Maryland on August 19, 1993. The Company is an open-end management investment company which offers shares of ten diversified investment portfolios (the "Funds"): the INVESCO VIF Dynamics Fund (the "Dynamics Fund"), the INVESCO VIF - INVESCO Growth Fund (the "Growth Fund"), the INVESCO VIF - Health Sciences Fund (the "Health Sciences Fund"), the INVESCO VIF
- High Yield Fund (the "High Yield Fund"), the INVESCO VIF - Industrial Income Fund (the "Industrial Income Fund"), the INVESCO VIF - Realty Fund (the "Realty Fund"), the INVESCO VIF - Small Company Growth Fund (the "Small Company Growth Fund"), the INVESCO VIF - Technology Fund (the "Technology Fund"), the INVESCO VIF - Total Return Fund (the "Total Return Fund") and the INVESCO VIF - Utilities Fund (the "Utilities Fund"). Additional Funds may be offered in the future. The Company's shares are not offered directly to the public, but are sold exclusively to life insurance companies ("Participating Insurance Companies") as a pooled funding vehicle for variable annuity and variable life insurance contracts issued by separate accounts of Participating Insurance Companies. The Funds have the following investment objectives:

Industrial Income Fund:
         to seek the best possible current income while following sound investment practices. Capital growth potential is an additional, but secondary, consideration in the selection of portfolio securities. The Fund normally invests at least 65% of its total assets in dividend-paying common stocks. Up to 10% of the Fund's total assets may be invested in other income-producing securities, such as corporate bonds. The Fund also has the flexibility to invest in other types of securities.

Total Return Fund:
         to seek a high total return on investment through capital appreciation and current income. The Total Return Fund seeks to achieve its investment objective by investing in a combination of equity securities (consisting of common stocks and, to a lesser degree, securities convertible into common stock) and fixed income securities.

Dynamics Fund:
         to seek appreciation of capital through aggressive investment policies. The Dynamics Fund invests primarily in common stocks of U.S. companies traded on national securities exchanges and over-the-counter.

High Yield Fund:
         to seek a high level of current income by investing substantially all of its assets in lower rated bonds and other debt securities and in preferred stock. The Fund pursues its investment objective through investment in a variety of long-term, intermediate-term, and short-term bonds. Potential capital appreciation is a factor in the selection of investments, but is secondary to the Fund's primary objective.

Small Company Growth Fund:
         to seek long-term capital growth. The Small Company Growth Fund invests primarily in equity securities of small-capitalization U.S. companies traded "over-the-counter."

Health Sciences Fund:
         to seek capital appreciation. The Health Sciences Fund normally invests at least 80% of its total assets in equity securities of companies which develop, produce, or distribute products or services related to health-care.

Technology Fund:
         to seek capital appreciation. The Technology Fund normally invests at least 80% of its total assets in equity securities of companies in technology-related industries such as computers, communications, video, electronics, oceanography, office and factory automation, and robotics.

Utilities Fund:
         to seek capital appreciation and income through investments primarily in equity securities of companies principally engaged in the public utilities business.

Growth Fund:
         to seek long-term capital growth. The Fund also seeks, as a secondary objective, to obtain investment income through the purchase of securities of carefully selected companies representing major fields of business and industrial activity. In pursuing its objectives, the Fund invests primarily in common stocks, but may also invest in other kinds of securities, including convertible and straight issues of debentures and preferred stock.

Realty Fund:
         to seek to provide long-term capital growth. Current income is an additional consideration in selecting securities for the Fund's investment portfolio. The Realty Fund normally invests at least 65% of its total assets in publicly-traded stocks of companies principally engaged in the real estate industry. The remaining assets are invested in other income-producing securities such as corporate bonds.

         A prospectus for the Company dated May 1, 1997 and a prospectus for the Realty Fund dated February 9, 1998 (the "Prospectuses"), which provide the basic information a variable annuity or variable life insurance contract owner should know about the Company and the Funds before allocating variable annuity or variable life insurance contract values to one or more of the Funds, may be obtained without charge from INVESCO Distributors, Inc., Post Office Box 173706, Denver, Colorado 80217-3706 or by contacting a Participating Insurance Company. This Statement of Additional Information is not a prospectus, but contains information in addition to and more detailed than that set forth in the Prospectuses. It is intended to provide additional information regarding the activities and operations of the Funds and should be read in conjunction with the appropriate Prospectus and with the prospectus and statement of additional information for the applicable variable annuity or variable life insurance contract.

Investment Adviser: INVESCO Funds Group, Inc.
Investment Distributor: INVESCO Distributors, Inc.

                                                     TABLE OF CONTENTS

                                                                            Page


INVESTMENT POLICIES...........................................................60

INVESTMENT RESTRICTIONS.......................................................66

FUND MANAGEMENT...............................................................71

HOW SHARES ARE VALUED.........................................................87

PERFORMANCE...................................................................88

PORTFOLIO TURNOVER............................................................91

PORTFOLIO BROKERAGE...........................................................91

REDEMPTIONS...................................................................93

ADDITIONAL INFORMATION........................................................94

APPENDIX A...................................................................100

INVESTMENT POLICIES

         Reference is made to the Prospectuses for a discussion of the investment objectives and policies of the Funds. In addition, set forth below is further information relating to the Funds. Portfolio management is provided to each Fund by its sub-adviser (referred to collectively with INVESCO Funds Group, Inc. as "Fund Management").

Loans of Portfolio Securities

         As described in the Prospectuses, each Fund may lend its portfolio securities to brokers, dealers, and other financial institutions, provided that such loans are callable at any time by the Funds and are at all times secured by collateral consisting of cash, cash equivalents, high-quality short-term government securities or irrevocable letters of credit, or any combination thereof, equal to at least the market value, determined daily, of the loaned securities. The advantage of such loans is that the Funds continue to earn income on the loaned securities, while at the same time receiving interest from the borrower of the securities. Loans will be made only to firms deemed by Fund Management (under procedures established by the Company's board of directors) to be creditworthy, and when the amount of interest to be received justifies the inherent risks. A loan may be terminated by the borrower on one business day's notice, or by the Fund at any time. If at any time the borrower fails to maintain the required amount of collateral, the Fund will require the deposit of additional collateral not later than the business day following the day on which a collateral deficiency occurs or the collateral appears inadequate. If the deficiency is not remedied by the end of that period, the Fund will use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. Upon termination of the loan, the borrower is required to return the securities to the Fund. Any gain or loss during the loan period would inure to the Fund.

         While voting rights may pass with the loaned securities, if a material event (e.g., proposed merger, sale of assets, or liquidation) is to occur affecting an investment on loan, the loan must be called and the securities voted. Loans of securities made by the Fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange and the requirements of the Investment Company Act of 1940, as amended (the "1940 Act"), and rules thereunder.

Futures, Options on Futures and Options on Securities

         As discussed in the Prospectuses, the Funds may enter into futures contracts, and purchase and sell ("write") options to buy or sell futures contracts and other securities. These instruments are sometimes referred to as "derivatives." The Funds will comply with and adhere to all limitations in the manner and extent to which they effect transactions in futures and options on such futures currently imposed by the rules and policy guidelines of the Commodity Futures Trading Commission (the "CFTC") as conditions for exemption of a mutual fund, or investment advisers thereto, from registration as a commodity pool operator. A Fund will not, as to any positions, whether long, short or a combination thereof, enter into futures and options thereon for which the aggregate initial margins and premiums exceed 5% of the fair market value of the Fund's total assets after taking into account unrealized profits and losses on options it has entered into. In the case of an option that is "in-the-money" (as defined in the Commodities Exchange Act (the "CEA")), the in-the-money amount may be excluded in computing such 5%. (In general a call option on a future is "in-the-money" if the value of the future exceeds the exercise ("strike") price of the call; a put option on a future is "in-the-money" if the value of the future which is the subject of the put is exceeded by the strike price of the put.) The Funds may use futures and options thereon solely for bona fide hedging or for other non-speculative purposes within the meaning and intent of the applicable provisions of the CEA.

         Unlike when a Fund purchases or sells a security, no price is paid or received by a Fund upon the purchase or sale of a futures contract. Instead, the Fund will be required to deposit in a segregated asset account with the broker an amount of cash or qualifying securities (currently U.S. Treasury bills), currently in a minimum amount of $15,000. This is called "initial margin." Such initial margin is in the nature of a performance bond or good faith deposit on the contract. However, since losses on open contracts are required to be reflected in cash in the form of variation margin payments, the Fund may be required to make additional payments during the term of the contracts to its broker. Such payments would be required, for example, where, during the term of an interest rate futures contract purchased by the Fund, there was a general increase in interest rates, thereby making the Fund's portfolio securities less valuable. In all instances involving the purchase of financial futures contracts by a Fund, an amount of cash together with such other securities as permitted by applicable regulatory authorities to be utilized for such purpose, at least equal to the market value of the futures contracts, will be deposited in a segregated account with the Funds' custodian to collateralize the position. At any time prior to the expiration of a futures contract, the Fund may elect to close its position by taking an opposite position which will operate to terminate the Fund's position in the futures contract. For a more complete discussion of the risks involved in interest rate futures and options on interest rate futures and other debt securities, refer to Appendix A ("Description of Futures and Options Contracts").

         Where futures are purchased to hedge against a possible increase in the price of a security before a Fund is able in an orderly fashion to invest in the security, it is possible that the market may decline instead. If the Fund, as a result, concluded not to make the planned investment at that time because of concern as to possible further market decline or for other reasons, the Fund would realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

         In addition to the possibility that there may be an imperfect correlation or no correlation at all between movements in the futures and the portion of the portfolio being hedged, the price of futures may not correlate perfectly with movements in interest rates or exchange rates due to certain market distortions. All participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between interest rates or exchange rates and the value of a future. Moreover, the deposit requirements in the futures market are less onerous than margin requirements in the securities market and may therefore cause increased participation by speculators in the futures market. Such increased participation also may cause temporary price distortions. Due to the possibility of price distortion in the futures market and because of the imperfect correlation between movements in interest rates or exchange rates and movements in the prices of futures contracts, the value of futures contracts as a hedging device may be reduced.

         In addition, if a Fund has insufficient available cash, it may at times have to sell securities to meet variation margin requirements. Such sales may have to be effected at a time when it may be disadvantageous to do so.

Options on Futures Contracts

         The Funds may buy and write options on futures contracts for hedging purposes. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, when a Fund is not fully invested it may buy a call option on a futures contract to hedge against a market advance.

         The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable under, or the index comprising, the futures contract. If the futures price at the expiration of the option is below the exercise price, a Fund will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Fund is considering buying. If a call or put option the Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between change in the value of its portfolio securities and changes in the value of the futures positions, the Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

         The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, a Fund may buy a put option on a futures contract to hedge the Fund's portfolio against the risk of falling prices.

         The amount of risk a Fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

Forward Foreign Currency Contracts

         The Funds may enter into forward currency contracts to purchase or sell foreign currencies (i.e., non-U.S. currencies) as a hedge against possible variations in foreign exchange rates. These instruments are sometimes referred to as "derivatives." A forward foreign currency exchange contract is an agreement between the contracting parties to exchange an amount of currency at some future time at an agreed upon rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. A forward contract generally has no deposit requirement, and such transactions do not involve commissions. By entering into a forward contract for the purchase or sale of the amount of foreign currency invested in a foreign security transaction, a Fund can hedge against possible variations in the value of the dollar versus the subject currency either between the date the foreign security is purchased or sold and the date on which payment is made or received or during the time the Fund holds the foreign security. Hedging against a decline in the value of a currency in the foregoing manner does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Furthermore, such hedging transactions preclude the opportunity for gain if the value of the hedged currency should rise. The Funds will not speculate in forward currency contracts. Although the Funds have not adopted any limitations on their ability to use forward contracts as a hedge against fluctuations in foreign exchange rates, the Funds do not attempt to hedge all of their non-U.S. portfolio positions and will enter into such transactions only to the extent, if any, deemed appropriate by Fund Management. The Funds will not enter into forward contracts for a term of more than one year. Forward contracts may from time to time be considered illiquid, in which case they would be subject to the Funds' limitation on investing in illiquid securities, discussed in the Prospectuses.

Restricted/144A Securities

         In recent years, a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act"). Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend on an efficient institutional market in which such unregistered securities can readily be resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

         Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities that might develop as a result of Rule 144A could provide both readily ascertainable values for restricted securities and the ability to liquidate an investment in order to satisfy share redemption orders. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible securities held by a Fund, however, could affect adversely the marketability of such portfolio securities and the Fund might be unable to dispose of such securities promptly or at reasonable prices.

When-Issued and Delayed Delivery Securities

         The Funds may purchase and sell securities on a when-issued or delayed delivery basis. When-issued or delayed delivery transactions arise when securities (normally, debt obligations of issuers eligible for investment by the

Funds) are purchased or sold by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield. However, the yield on a comparable security available when delivery takes place may vary from the yield on the security at the time that the when-issued or delayed delivery transaction was entered into. When a Fund engages in when-issued and delayed delivery transactions, it relies on the seller or buyer, as the case may be, to consummate the sale. Failure to do so may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When-issued and delayed delivery transactions may generally be expected to settle within one month from the date the transactions are entered into, but in no event later than 90 days. However, no payment or delivery is made by the Fund until it receives delivery or payment from the other party to the transaction.

         To the extent that a Fund remains substantially fully invested at the same time that it has purchased when-issued securities, as it would normally expect to do, there may be greater fluctuations in its net assets than if the Fund set aside cash to satisfy its purchase commitments.

         When a Fund purchases securities on a when-issued basis, it will maintain in a segregated account cash or liquid securities having an aggregate value equal to the amount of such purchase commitments, until payment is made. If necessary, additional assets will be placed in the account daily so that the value of the account will equal or exceed the amount of the Fund's purchase commitments.

U.S. Government Obligations

         Each Fund may, from time to time, purchase U.S. government obligations. These securities consist of treasury bills, treasury notes, and treasury bonds, which differ only in their interest rates, maturities, and dates of issuance. Treasury bills have a maturity of one year or less. Treasury notes generally have a maturity of one to ten years, and treasury bonds generally have maturities of more than ten years. U.S. government obligations also include securities issued or guaranteed by agencies or instrumentalities of the U.S. government.

         Some obligations of United States government agencies, which are established under the authority of an act of Congress, such as Government National Mortgage Association (GNMA) participation certificates, are supported by the full faith and credit of the United States Treasury. GNMA certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans. These loans -- issued by lenders such as mortgage bankers, commercial banks and savings and loan associations -- are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once approved by GNMA, the timely payment of interest and principal on each mortgage is guaranteed by GNMA and backed by the full faith and credit of the United States government. The market value of GNMA certificates is not guaranteed. GNMA certificates differ from bonds in that principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity. GNMA certificates are called "pass-through" securities because both interest and principal payments (including prepayments) are passed through to the holder of the certificate. Upon receipt, principal payments will be used by each Fund to purchase additional securities under its investment objective and investment policies.

         Other United States government obligations, such as securities of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury to repay its obligations. Still others, such as bonds issued by the Federal National Mortgage Association, a federally chartered private corporation, are supported only by the credit of the instrumentality.

INVESTMENT RESTRICTIONS

         As described in the Prospectuses, the Funds operate under certain investment restrictions. The following restrictions are fundamental and may not be changed with respect to a particular Fund without the prior approval of the holders of a majority of the outstanding voting securities of that Fund, as defined in the 1940 Act. For purposes of the following investment restrictions, all percentage limitations apply immediately after a purchase or initial investment. Any subsequent change in a particular percentage resulting from fluctuations in value does not require elimination of any security from a Fund.

         Each Fund may not:

          1. With respect to seventy-five percent (75%) of its total assets, purchase the securities of any one issuer (except cash items and "government securities" as defined under the 1940 Act), if the purchase would cause the Fund to have more than 5% of the value of its total assets invested in the securities of such issuer or to own more than 10% of the outstanding voting securities of such issuer;

          2. Borrow money, except that the Fund may borrow money for temporary or emergency purposes (not for leveraging or investment) and may enter into reverse repurchase agreements in an aggregate amount not exceeding 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed 33 1/3% of the value of the Fund's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation. This restriction shall not prohibit deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

          3. Invest more than 25% of the value of its total assets in any particular industry (other than government securities), except that: (i) the Utilities Fund may invest more than 25% of the value of its total assets in public utilities industries; (ii) the Health Sciences Fund may invest more than 25% of the value of its total assets in one or more industries relating to health care; and (iii) the Realty Fund may invest more than 25% of the value of its total assets in the real estate industry.

          4. Invest directly in real estate or interests in real estate; however, the Fund may own debt or equity securities issued by companies engaged in those businesses. This restriction shall not prohibit the Realty Fund from directly holding real estate if such real estate is acquired by that Fund as a result of a default on debt securities held by that Fund.

          5. Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this shall not prevent the Fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).

          6. Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or to repurchase agreements.)

          7. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of portfolio securities of the Fund.

         Each Fund may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund.

         Furthermore, the board of directors has adopted additional investment restrictions for each Fund. These restrictions are operating policies of each Fund and may be changed by the board of directors without shareholder approval. The additional investment restrictions adopted by the board of directors to date include the following:

          (a) The Fund's investments in warrants, valued at the lower of cost or market, may not exceed 5% of the value of its net assets. Included within that amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants that are not listed on the New York or American Stock Exchanges. Warrants acquired by the Fund in units or attached to securities shall be deemed to be without value.

          (b) The Fund will not (i) enter into any futures contracts or options on futures contracts if immediately thereafter the aggregate margin deposits on all outstanding futures contracts positions held by the Fund and premiums paid on outstanding options on futures contracts, after taking into account unrealized profits and losses, would exceed 5% of the market value of the total assets of the Fund, or (ii) enter into any futures contracts if the aggregate net amount of the Fund's commitments under outstanding futures contracts positions of the Fund would exceed the market value of the total assets of the Fund.

          (c) The Fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefor, and provided that transactions in options, swaps and forward futures contracts are not deemed to constitute selling securities short.

          (d) The Fund does not currently intend to purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions in options, futures, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin.

          (e) The Fund does not currently intend to (i) purchase securities of closed end investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or
               (ii) purchase or retain securities issued by other open-end investment companies. Limitations (i) and (ii) do not apply to money market funds or to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger. If the Fund invests in a money market fund, the Fund's investment adviser will reduce its advisory fee by the amount of any investment advisory and administrative services fees paid to the investment manager of the money market fund.

          (f) The Fund may not mortgage or pledge any securities owned or held by the Fund in amounts that exceed, in the aggregate, 15% of the Fund's net asset value, provided that this limitation does not apply to reverse repurchase agreements or in the case of assets deposited to margin or guarantee positions in futures, options, swaps or forward contracts or placed in a segregated account in connection with such contracts.

          (g) The Fund does not currently intend to purchase securities of any issuer (other than U.S. government agencies and instrumentalities or instruments guaranteed by an entity with a record of more than three years' continuous operation, including that of predecessors) with a record of less than three years' continuous operation (including that of predecessors) if such purchase would cause the Fund's investments in all such issuers to exceed 5% of the Fund's total assets taken at market value at the time of such purchase.

          (h) The Fund does not currently intend to invest directly in oil, gas, or other mineral development or exploration programs or leases; however, the Fund may own debt or equity securities of companies engaged in those businesses.

          (i) The Fund does not currently intend to purchase any security or enter into a repurchase agreement if, as a result, more than 15% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The board of directors, or the Fund's investment adviser acting pursuant to authority delegated by the board of directors, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, or any successor to such rule, and therefore that such securities are not subject to the foregoing limitation.

          (j) The Fund may not invest in companies for the purpose of exercising control or management, except to the extent that exercise by the Fund of its rights under agreements related to portfolio securities would be deemed to constitute such control.

         In applying the industry concentration investment restriction (no. 3, above) the Funds use an industry classification system based on a modified S&P industry code classification schema which uses various sources to classify.

         With respect to investment restriction (i) above, the board of directors has delegated to Fund Management the authority to determine whether a liquid market exists for securities eligible for resale pursuant to Rule 144A under the 1933 Act, or any successor to such rule and that such securities are not subject to this restriction. Under guidelines established by the board of directors, Fund Management will consider the following factors, among others, in making this determination: (1) the unregistered nature of a Rule 144A security,
(2) the frequency of trades and quotes for the security; (3) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security; and (5) the nature of the security and the nature of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).

         In order to enable California investors to allocate variable annuity or variable life insurance contract values to one or more of the Funds, the Company has committed to comply with the following guidelines: (i) the borrowing limits for any Fund are (a) 10% of net asset value when borrowing for any general purpose and (b) 25% of net asset value when borrowing as a temporary measure to facilitate redemptions (for purposes of this clause, the net asset value of a Fund is the market value of all investments or assets owned less outstanding liabilities of the Fund at the time that any new or additional borrowing is undertaken); and (ii) if a Fund invests in foreign companies, the foreign country diversification guidelines to be followed by the Fund are as follows:

          (a) The Fund will be invested in a minimum of five different foreign countries at all times. However, this minimum is reduced to four when foreign country investments comprise less than 80% of the Fund's net asset value, to three when less than 60% of such value, to two when less than 40% and to one when less than 20%.

          (b) Except as set forth in items (c) and (d) below, the Fund will have no more than 20% of its net asset value invested in securities of issuers located in any one country.

          (c) The Fund may have an additional 15% of its net asset value invested in securities of issuers located in any one of the following countries: Australia, Canada, France, Japan, the United Kingdom, or Germany.

          (d) The Fund's investments in United States issuers are not subject to the foreign country diversification guidelines.

         State insurance laws and regulations may impose additional limitations on lending securities and the use of options, futures and other derivative instruments.

FUND MANAGEMENT

Investment Adviser

         INVESCO Funds Group, Inc., a Delaware corporation ("IFG"), is employed as the Company's investment adviser. IFG was established in 1932 and also serves as an investment adviser to INVESCO Capital Appreciation Funds, Inc. (formerly, INVESCO Dynamics Fund, Inc.), INVESCO Diversified Funds, Inc., INVESCO Emerging Opportunity Funds, Inc., INVESCO Growth Fund, Inc., INVESCO Income Funds, Inc., INVESCO Industrial Income Fund, Inc., INVESCO International Funds, Inc., INVESCO Money Market Funds, Inc., INVESCO Multiple Asset Funds, Inc., INVESCO Specialty Funds, Inc., INVESCO Strategic Portfolios, Inc., INVESCO Tax-Free Income Funds, Inc., and INVESCO Value Trust.

Investment Sub-Advisers

         Pursuant to agreements with IFG, INVESCO Capital Management, Inc. ("ICM") serves as sub-adviser to the Total Return Fund, INVESCO Realty Advisors, Inc. ("IRAI") serves as the sub-adviser to the Realty Fund and INVESCO Trust Company ("INVESCO Trust") serves as the sub-adviser to the other Funds. INVESCO Trust, a trust company founded in 1969, is a wholly-owned subsidiary of IFG that, as of December 31, 1996, managed 55 other investment portfolios, including 31 portfolios in the INVESCO group.

         ICM and IRAI manage institutional investment portfolios, consisting primarily of discretionary employee benefit plans for corporations and state and local governments, and endowment funds. In addition, ICM serves as investment adviser or sub-adviser to 19 investment portfolios of 4 investment companies (including the Company) and IRAI serves as investment adviser or sub-adviser to 60 investment portfolios of 2 investment companies (including the Company). ICM is the sole shareholder of INVESCO Services, Inc., a registered broker dealer.

Distributor

         Effective September 30, 1997, INVESCO Distributors, Inc. ("IDI") became the Funds' distributor. IDI, established in 1997, is a registered broker-dealer that acts as distributor for all retail mutual funds advised by IFG. Prior to September 30, 1997, IFG served as the Funds' distributor.

         IFG, INVESCO Trust, ICM, IRAI and IDI are indirect wholly-owned subsidiaries of AMVESCO PLC, a publicly traded holding company that, through its subsidiaries, engages in the business of investment management on an international basis. INVESCO PLC changed its name to AMVESCO PLC on March 3, 1997, and to AMVESCAP PLC on May 8, 1997 as part of a merger between a direct subsidiary of INVESCO PLC and A I M Management Group Inc., that created one of the largest independent investment management businesses in the world with approximately $177.5 billion in assets under management. INVESCO, INVESCO Trust, ICM and IRAI continued to operate under their existing names. IFG was established in 1932 and, as of December 31, 1996, managed 14 mutual funds, consisting of 44 separate portfolios, with combined assets of approximately $13.8 billion on behalf of over 826,000 shareholders.

         AMVESCAP PLC's other North American subsidiaries include the following:

         --INVESCO Management & Research, Inc. of Boston, Massachusetts, primarily manages pension and endowment accounts.

         --PRIMCO Capital Management, Inc. of Louisville, Kentucky, specializes in managing stable return investments, principally on behalf of Section 401(k) retirement plans.

         --A I M Advisors, Inc. of Houston, Texas provides investment advisory and administrative services for retail and institutional mutual funds.

         --A I M Capital Management, Inc. of Houston, Texas provides investment advisory services to individuals, corporations, pension plans and other private investment advisory accounts and also serves as a sub- advisor to certain retail and institutional mutual funds, one Canadian mutual fund and one portfolio of an open-end registered investment company that is offered to separate accounts of variable insurance companies.

         --A I M Distributors, Inc. and Fund Management Company of Houston, Texas are registered broker-dealers that act as the principal underwriters for retail and institutional mutual funds.

         The corporate headquarters of AMVESCO PLC are located at 11 Devonshire Square, London, EC2M 4YR, England.

         As indicated in the Prospectuses, IFG permits investment and other personnel to purchase and sell securities for their own accounts in accordance with a compliance policy governing personal investing by directors, officers and employees of IFG and its North American affiliates. The policy requires officers, inside directors, investment and other personnel of IFG and its North American affiliates to pre- clear all transactions in securities not otherwise exempt under the policy. Requests for trading authority will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the policy or would be deemed to adversely affect any transaction then known to be under consideration for or to have been effected on behalf of any client account, including the Funds.

         In addition to the pre-clearance requirement described above, the policy subjects officers, inside directors, investment and other personnel of IFG and its North American affiliates to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the policy. The provisions of this policy are administered by and subject to exceptions authorized by IFG, INVESCO Trust, IRAI and ICM.

Advisory Agreement

         IFG serves as investment adviser pursuant to an investment advisory agreement (the "Agreement") with the Company which was approved by the board of directors on November 6, 1996, in each case by a vote cast in person by a majority of the directors of the Company, including a majority of the directors who are not "interested persons" of the Company, INVESCO, INVESCO Trust, ICM or IRAI (the "Independent Directors") at a meeting called for such purpose. Shareholders of the Industrial Income, Total Return, High Yield and Utilities Funds approved the Agreement on January 31, 1997 for an initial term expiring February 28, 1999. The initial shareholder of the Dynamics, Small Company

Growth, Health Sciences and Technology Funds approved the Agreement on January 31, 1997 for an initial term expiring February 28, 1999; the initial shareholder of the Growth Fund approved the Agreement on May 1, 1997, for an initial term expiring May 1, 1999; and the initial shareholder of the Realty Fund approved the Agreement on February 6, 1998, for an initial term expiring February 6, 2000. Thereafter, the Agreement may be continued from year to year as to each Fund as long as each such continuance is specifically approved at least annually by the board of directors of the Company, or by a vote of the holders of a majority, as defined in the 1940 Act, of the outstanding shares of the Fund. Any such continuance also must be approved by vote of a majority of the Independent Directors, cast in person at a meeting called for the purpose of voting on such continuance. The Agreement may be terminated at any time without penalty by either party upon sixty (60) days' written notice and terminates automatically in the event of an assignment to the extent required by the 1940 Act and the rules thereunder. Shareholder approval of any continuance of the Agreement, or of the sub-advisory agreements discussed below, shall be effective with respect to any Fund if a majority of the outstanding voting securities of the series of shares of that Fund vote to approve the continuance, notwithstanding that the continuance may not have been approved by a majority of the outstanding voting securities of (i) any other Fund affected by the Agreement or (ii) all of the Funds.

         The Agreement provides that IFG shall manage the investment portfo lios of the Funds in conformity with the Funds' investment objectives and policies (either directly or by delegation to a sub-adviser, which may be a party affiliated with IFG). Further, IFG shall perform all administrative, internal accounting (including computation of net asset value), clerical, statistical, secretarial and all other services necessary or incidental to the administration of the affairs of the Funds excluding, however, those services that are the subject of separate agreement between the Company and IFG or any affiliate thereof, including the distribution and sale of Fund shares and provision of transfer agency, dividend disbursing agency, and registrar services, and services furnished under an Administrative Services Agreement with IFG discussed below. Services provided under the Agreement include, but are not limited to: supplying the Company with officers, clerical staff and other employees, if any, who are necessary in connection with the Funds' operations; furnishing office space, facilities, equipment, and supplies; providing personnel and facilities required to respond to inquiries related to shareholder accounts; conducting periodic compliance reviews of the Funds' operations; preparation and review of required documents, reports and filings by IFG's in-house legal and accounting staff (including the Prospectuses, Statement of Additional Information, proxy statements, shareholder reports, tax returns, reports to the SEC, and other corporate documents of the Funds), except insofar as the assistance of independent accountants or attorneys is necessary or desirable; supplying basic telephone service and other utilities; and preparing and maintaining certain of the books and records required to be prepared and maintained by the Funds under the 1940 Act. Expenses not assumed by IFG are borne by the Funds.

         As full compensation for its advisory services to the Company, IFG receives a monthly fee. The fee is based upon a percentage of each Fund's average net assets determined daily. For the Industrial Income and Total Return Funds, the advisory fees are each computed at the annual rates of 0.75% of the first $500 million of the Fund's average net assets; 0.65% of the next $500 million of the Fund's average net assets; and 0.55% of the Fund's average net assets in excess of $1 billion. For the High Yield and Utilities Funds, the advisory fees are each computed at the annual rates of 0.60% of the first $500 million of the Fund's average net assets, 0.55% of the next $500 million of the Fund's average net assets and 0.45% of the Fund's average net assets in excess of $1 billion. For the Small Company Growth, Health Sciences and Technology Funds, the advisory fees are each computed at the rates of 0.75% on the first $350 million of the Fund's average net assets; 0.65% on the next $350 million of the Fund's average net assets; and 0.55% on the Fund's average net assets in excess of $700 million. For the Dynamics Fund, the advisory fees are computed at the annual rates of 0.60% on the first $350 million of the Fund's average net assets; 0.55% on the next $350 million; and 0.50% on the Fund's average net assets in excess of $700 million. For the Growth Fund, the advisory fees are computed at the annual rate of 0.85% of the Fund's average net assets. For the Realty Fund, the advisory fees are 1.10% of the Fund's average net assets up to $500 million, 0.90% on the next $500 million, and 0.75% of the Fund's net assets in excess of $1 billion.

         Any amendment of the Agreement requires approval of a majority of the Company's board of directors, including a majority of the Independent Directors, by votes cast in person at a meeting called for such purpose and (other than amendments that can become effective without shareholder approval under applicable law) also requires approval of a majority of the outstanding voting securities of any Fund affected by such amendment.

Sub-Advisory Agreements

         Pursuant to sub-advisory agreements with IFG (the "Sub-Agreements"), ICM serves as sub-adviser to the Total Return Fund, IRAI serves as sub- advisory to the Realty Fund and INVESCO Trust serves as sub-adviser to the other Funds. The Sub-Agreements initially with ICM and INVESCO Trust were approved by the board of directors on November 6, 1996, and the Sub-Agreement with IRAI was initially approved by the board of directors on February 6, 1998, in each case by a vote cast in person by a majority of the Independent Directors at a meeting called for such purpose. Shareholders of the Industrial Income, Total Return, High Yield and Utilities Funds approved the applicable INVESCO Trust Agreement on January 31, 1997. The initial shareholder of the Dynamics, Small Company, Growth, Health Sciences and Technology Funds approved the INVESCO Trust Agreement, on December 9, 1996, for an initial term expiring December 9, 1999, and the initial shareholder of the Growth Fund approved the INVESCO Trust Agreement on May 1, 1997, for an initial term expiring May 1, 1999. The initial shareholder of the Realty Fund approved the Sub-Agreement with IRAI on February 6, 1998 for an initial term expiring February 6, 2000. Thereafter, each Sub-Agreement may be continued from year to year as to a particular Fund as long as each such continuance is specifically approved at least annually by the board of directors of the Company, or by a vote of the holders of a majority, as defined in the 1940 Act, of the outstanding shares of that Fund. Each such continuance also must be approved by a majority of the Independent Directors, cast in person at a meeting called for the purpose of voting on such continuance. Each Sub-Agreement may be terminated at any time without penalty by either party or the Company upon sixty (60) days' written notice, and terminates automatically in the event of an assignment to the extent required by the 1940 Act and the rules thereunder.

         The Sub-Agreements provide that, subject to the supervision of INVESCO, ICM shall manage the investment portfolio of the Total Return Fund, IRAI shall manage the investment portfolio of the Realty Fund and INVESCO Trust shall manage the investment portfolio of the other Funds, in conformity with the respective Funds' investment objectives and policies. In each case, these management services would include: (a) managing the investment and reinvestment of all the assets, now or hereafter acquired, of the Fund, and executing all purchases and sales of portfolio securities; (b) maintaining a continuous investment program for the Fund, consistent with (i) the Fund's investment objective and policies as set forth in the Company's Articles of Incorporation, Bylaws, and Registration Statement, as from time to time amended, under the 1940 Act, and in any prospectus and/or statement of additional information of the Company, as from time to time amended and in use under the 1933 Act, and (ii) the Company's status as a regulated investment company under the Internal Revenue Code of 1986, as amended; (c) determining what securities are to be purchased or sold for the Fund, unless otherwise directed by the directors of the Company or IFG, and executing transactions accordingly; (d) providing the Fund the benefit of all of the investment analysis and research, the reviews of current economic conditions and trends, and the consideration of long-range investment policy now or hereafter generally available to investment advisory customers of the Fund's sub-adviser; (e) determining what portion of the Fund should be invested in the various types of securities authorized for purchase by that Fund; and (f) making recommendations as to the manner in which voting rights, rights to consent to Company action and any other rights pertaining to the portfolio securities of the Fund shall be exercised.

         Any amendment of a Sub-Agreement, in order to be applicable to a Fund, requires approval of a majority of the Company's board of directors, including a majority of the Independent Directors, by votes cast in person at a meeting called for such purpose and (other than amendments that can become effective without shareholder approval under applicable law) also requires approval of a majority of the outstanding voting securities of that Fund.

         The INVESCO Trust Sub-Agreement provides that as compensation for its services, INVESCO Trust shall receive from IFG, at the end of each month, a fee based upon the average daily value of the net assets of each Fund managed. The sub-advisory fee for the Industrial Income Fund is computed at the annual rates of 0.375% on the first $500 million of the Fund's average net assets; 0.325% on the next $500 million of the Fund's average net assets; and 0.275% on the Fund's average net assets in excess of $1 billion. The sub-advisory fees for the High Yield and Utilities Funds are each computed at the annual rates of 0.30% on the first $500 million of the Fund's average net assets; 0.275% on the next $500 million of the Fund's average net assets and 0.225% on the Fund's average net assets in excess of $1 billion. The sub-advisory fees for the Dynamics, Small Company Growth, Health Sciences and Technology Funds are each computed at the annual rates of 0.25% for the first $200 million of the Fund's average net assets and 0.20% on the Fund's average net assets in excess of $200 million. The sub-advisory fee for the Growth Fund is computed at the annual rate of 0.25% of the Fund's average net assets.

         The ICM Sub-Agreement provides that as compensation for its services, ICM shall receive from IFG, at the end of each month, a fee based upon the average daily value of the Total Return Fund's net assets at the following annual rates: 0.375% on the Fund's average net assets up to $500 million; 0.325% on the Fund's average net assets in excess of $500 million but not more than $1 billion; and 0.275% on the Fund's average net assets in excess of $1 billion.

         The IRAI Sub-Agreement provides that as compensation for its servicing IRAI shall receive from IFG, at the end of each month, a fee based upon the average daily value of the Realty Fund's net assets at the following annual rates: 0.30% on the first $500 million of the Fund's average net assets, 0.25% on the next $500 million of the Fund's average net assets and 0.2167% on the Fund's average net assets in excess of $1 billion.

         Each sub-advisory fee is paid by IFG, NOT the Funds.

Administrative Services Agreement

         IFG, either directly or through affiliated companies, provides certain administrative, sub-accounting, and record keeping services to the Company pursuant to an Administrative Services Agreement dated February 28, 1997 (the "Administrative Agreement"). The Administrative Agreement was approved on November 6, 1996, by all of the directors of the Company, including all of the Independent Directors, by votes cast at a meeting called for such purpose. The Administrative Agreement was for an initial term expiring February 28, 1998 and has been extended by action of the board of directors of the Company until May 15, 1998. The Administrative Agreement may be continued from year to year thereafter as long as each such continuance is specifically approved by the board of directors of the Company, including a majority of the directors, cast in person at a meeting called for the purpose of voting on such continuance. The Administrative Agreement may be terminated at any time without penalty by IFG on sixty (60) days' written notice, or by the Company upon thirty (30) days' written notice, and terminates automatically in the event of an assignment unless the Company's board of directors approves such assignment.

         The Administrative Agreement provides that IFG shall provide the following services to the Funds: (a) such accounting and record keeping services and functions as are reasonably necessary for the operation of the Funds; and
(b) such accounting, record keeping, and administrative services and functions, which may be provided by affiliates of IFG, as are reasonably necessary for the operation of Fund shareholder accounts. As full compensation for services provided under the Administrative Agreement, each Fund pays a monthly fee to IFG consisting of a base fee of $10,000 per year, plus an additional incremental fee computed daily and paid monthly at an annual rate of 0.015% per year of the average net assets of the Fund.

         For the fiscal years ended December 31, 1996 and 1995 and the fiscal period ended December 31, 1994, prior to the voluntary absorption of certain Fund expenses by IFG, the Funds paid IFG advisory fees and administrative services fees in the following amounts:



                                           Year Ended                        Year Ended                       Period  Ended
                                    December 31, 1996                  December 31, 1995                  December 31, 1994
                              -----------------------            -----------------------            -----------------------
                                             Adminis-                           Adminis-                           Adminis-
                                              trative                            trative                            trative
                                Advisory     Services              Advisory     Services              Advisory     Services
                                    Fees         Fees                  Fees         Fees                  Fees         Fees
                              ----------   ----------            ----------   ----------            ----------   ----------

Industrial Income Fund          $105,932      $12,119               $27,073      $10,541                  $848      $10,017

Total Return Fund                $77,890      $11,558               $24,649      $10,493                $1,753      $10,035

High Yield Fund                  $50,693      $11,267               $16,298      $10,407                  $735      $10,018

Utilities Fund                    $5,716      $10,143                  $467      $10,011                 $0(1)        $0(1)

Dynamics Fund(3)                      $0           $0                    $0           $0                    $0           $0

Health Sciences Fund(2)               $0           $0                    $0           $0                    $0           $0

Small Company Growth Fund(3)          $0           $0                    $0           $0                    $0           $0

Technology Fund(2)                    $0           $0                    $0           $0                    $0           $0

Growth Fund(3)                        $0           $0                    $0           $0                    $0           $0

Realty Fund (4)                       $0           $0                    $0           $0                    $0           $0


(1) The Utilities Fund did not commence operations until January 1, 1995.

(2) The Health Sciences and Technology Funds did not commence operations until May 1997.

(3) The Dynamics, Small Company Growth and Growth Funds did not commence operations until August 27, 1997.

(4) The Realty Fund had not commenced operations as of the date of this Statement of Additional Information.

Transfer Agency Agreement

         IFG also performs transfer agent, dividend disbursing agent, and registrar services for the Company pursuant to a Transfer Agency Agreement which was approved by the board of directors of the Company, including a majority of the Independent Directors, on November 6, 1996, for an initial term expiring February 28, 1998 and has been extended by action of the board of directors until May 15, 1998. The Transfer Agency Agreement may be continued thereafter from year to year as to each Fund as long as such continuance is specifically approved at least annually by the board of directors of the Company, or by a vote of the holders of a majority of the outstanding shares of the Fund. Any such continuance also must be approved by a majority of the Independent Directors by votes cast in person at a meeting called for the purpose of voting on such continuance. The Transfer Agency Agreement may be terminated at any time without penalty by either party upon sixty (60) days' written notice and terminates automatically in the event of assignment.

         The Transfer Agency Agreement provides that the Company shall pay to INVESCO an annual fee of $5,000 per Fund. This fee is paid monthly at 1/12 of the annual fee.

Officers and Directors of the Company

         The overall direction and supervision of the Company is the responsibility of the board of directors, which has the primary duty of seeing that the Company's general investment policies and programs are carried out and that the Funds are properly adminis tered. The officers of the Company, all of whom are officers and employees of, and are paid by, IFG, are responsible for the day-to-day administration of the Company and each of the Funds. IFG (along with ICM in the case of the Total Return Fund, IRAI in the case of the Realty Fund and INVESCO Trust in the case of the other Funds) has the primary responsibility for making investment decisions on behalf of the Funds. These investment decisions are reviewed by the investment committee of IFG.

         All of the  officers  and  directors  of the  Company  hold  comparable positions with INVESCO Capital Appreciation Funds, Inc. (formerly, INVESCO Dynamics Fund), INVESCO Diversified Funds, Inc., INVESCO Emerging Opportunity Funds, Inc., INVESCO Growth Fund, Inc., INVESCO Income Funds, Inc., INVESCO Industrial Income Fund, Inc., INVESCO International Funds, Inc., INVESCO Money Market Funds, Inc., INVESCO Multiple Asset Funds, Inc., INVESCO Specialty Funds, Inc., INVESCO Strategic Portfolios, Inc., and INVESCO Tax-Free Income Funds, Inc. All of the directors of the Company also serve as trustees of INVESCO Value Trust. In addition, all of the directors of the Company, with the exception of Mr. Hesser, also are trustees of INVESCO Treasurer's Series Trust. All of the officers of the Fund also hold comparable positions with INVESCO Value Trust. Set forth below is information with respect to each of the Company's officers and directors. Unless otherwise indicated, the address of the directors and officers is Post Office Box 173706, Denver, Colorado 80217-3706. Their affiliations represent their principal occupations during the past five years.

         CHARLES W. BRADY,*+ Chairman of the Board.  Chief Executive

Officer  and  Director  of  AMVESCAP  PLC,  London,   England,  and  of  various
subsidiaries thereof; Chairman of the Board of INVESCO Treasurer's Series Trust.
Address: 1315 Peachtree Street, NE, Atlanta, Georgia. Born: May 11, 1935.

         FRED A. DEERING,+# Vice Chairman of the Board. Vice Chairman of INVESCO Treasurer's Series Trust. Trustee of INVESCO Global
Health Sciences Fund.  Formerly, Chairman of the Executive
Committee and Chairman of the Board of Security Life of Denver
Insurance Company, Denver, Colorado; Director of ING America Life
Insurance Company, Urbaine Life Insurance Company and Midwestern
United Life Insurance Company.  Address:  Security Life Center,
1290 Broadway, Denver, Colorado. Born: January 12, 1928.

         DAN J. HESSER,+* President, CEO and Director. Chairman of the Board, President, and Chief Executive Officer of INVESCO Funds
Group, Inc. and INVESCO Distributors, Inc.; President and Director of INVESCO Trust Company. President and Chief Operating Officer of INVESCO Global Health Sciences Fund. Born: December 27, 1939.

         VICTOR L. ANDREWS,** Director. Professor Emeritus, Chairman Emeritus and Chairman of the CFO Roundtable of the Department of Finance at Georgia State University, Atlanta, Georgia; President, Andrews Financial Associates, Inc. (consulting firm); since October 1984, Director of the Center for the Study of Regulated Industry of Georgia State University; formerly, member of the faculties of the Harvard Business School and the Sloan School of Management of MIT.
Dr. Andrews is also a director of the Southeastern Thrift and Bank Fund, Inc. and The Sheffield Funds, Inc. Address: 4625 Jettridge Drive, Atlanta, Georgia. Born: June 23, 1930.

         BOB R. BAKER,+** Director. President and Chief Executive Officer of AMC Cancer Research Center, Denver, Colorado, since January 1989; until mid-December 1988, Vice Chairman of the Board of First Columbia Financial Corporation (a financial institution), Englewood, Colorado. Formerly, Chairman of the Board and Chief Executive Officer of First Columbia Financial Corporation.
Address: 1775 Sherman Street, #1000, Denver, Colorado. Born: August
7, 1936.

         LAWRENCE H. BUDNER,# Director. Trust Consultant; prior to June 30, 1987, Senior Vice President and Senior Trust Officer of
InterFirst Bank, Dallas, Texas. Address: 7608 Glen Albens Circle, Dallas, Texas. Born: July 25, 1930.

         DANIEL D. CHABRIS,+#  Director.  Financial Consultant;
Assistant Treasurer of Colt Industries Inc., New York, New York, from 1966 to 1988. Address: 19 Kingsbridge Way, Madison,
Connecticut. Born: August 1, 1923.

         WENDY L. GRAMM, Ph.D.,** Director. Self-employed (since 1993); Professor of Economics and Public Administration, University of
Texas at Arlington. Formerly, Chairman, Commodity Futures Trading Commission from 1988 to 1993, administrator for Information and Regulatory Affairs at the Office of Management and Budget from 1985 to 1988, Executive Director of the Presidential Task Force on Regulatory Relief and Director of the Federal Trade Commission's
Bureau of Economics. Dr. Gramm is also a director of the Chicago Mercantile Exchange, Enron Corporation, IBP, Inc., State Farm
Insurance Company, State Farm Life Insurance Company, Independant Women's Forum, International Republic Institute, and the Republican

Women's Federal Forum. Dr. Gramm is also a member of the Board of Visitors, College of Business Administration, University of Iowa, and a member of the Board of Visitors, Center for Study of Public Choice, George Mason University. Address: 4201 Yuma Street, N.W., Washington, D.C. Born: January 10, 1945.

         HUBERT L. HARRIS, JR.,* Director. Chairman (since 1996) and President (January 1990 to May 1996) of INVESCO Services, Inc.; Chief Executive Officer of INVESCO Individual Services Group.
Member of the Executive Committee of the Alumni Board of Trustees of Georgia Institute of Technology. Address: 1315 Peachtree Street, NE, Atlanta, Georgia. Born: July 15, 1943.

         KENNETH T. KING,# Director. Formerly, Chairman of the Board of The Capitol Life Insurance Company, Providence Washington Insurance Company, and Director of numerous subsidiaries thereof in the U.S. Formerly, Chairman of the Board of The Providence Capitol Companies in the United Kingdom and Guernsey. Chairman of the Board of the Symbion Corporation (a high technology company) until 1987. Address: 4080 North Circulo Manzanillo, Tucson, Arizona.
Born:  November 16, 1925.

         JOHN W. MCINTYRE,# Director. Retired. Formerly, Vice Chairman of the Board of Directors of The Citizens and Southern Corporation and Chairman of the Board and Chief Executive Officer of The Citizens and Southern Georgia Corp. and Citizens and Southern National Bank. Director of Golden Poultry Co., Inc. Trustee of INVESCO Global Health Sciences Fund and Gables Residential Trust. Address: 7 Piedmont Center, Suite 100, Atlanta, GA. Born: September 14, 1930.

         LARRY SOLL, Ph.D.,** Director. Retired. Formerly, Chairman of the Board (1987 to 1994), Chief Executive Officer (1982 to 1989 and 1993 to 1994) and President (1982 to 1989) of Synergen Corp. Director of Synergen since its incorporation in 1982. Director of ISI Pharmaceuticals, Inc. Trustee of INVESCO Global Health
Sciences Fund.  Address: 345 Poorman Road, Boulder, Colorado.
Born: April 26, 1942.

         GLEN A. PAYNE, Secretary. Senior Vice President (since 1995), General Counsel and Secretary of INVESCO Funds Group, Inc. and
INVESCO Trust Company (since 1989) and INVESCO Distributors, Inc.
(since 1997); Vice President (May 1989 to April 1995), Secretary and General Counsel of INVESCO Funds Group, Inc.; formerly, employee of a U.S. regulatory agency, Washington, D.C. (June 1973 through May 1989). Born: September 25, 1947.

         RONALD L. GROOMS, Treasurer.  Senior Vice President and
Treasurer of INVESCO Funds Group, Inc. and INVESCO Trust Company
(since 1988). Senior Vice President and Treasurer of INVESCO
Distributors, Inc. (since 1997).  Born: October 1, 1946.

         WILLIAM J. GALVIN, JR., Assistant Secretary. Senior Vice President of INVESCO Funds Group, Inc. (since 1995) and of INVESCO Distributors, Inc. (since 1997) and Trust Officer of INVESCO Trust Company since July 1995 and formerly (August 1992 to July 1995) Vice President of INVESCO Funds Group, Inc. and trust officer of INVESCO Trust Company. Formerly, Vice President of 440 Financial Group from June 1990 to August 1992 and Assistant Vice President of Putnam Companies from November 1986 to June 1990. Born: August 21, 1956.

         ALAN I. WATSON, Assistant Secretary.  Vice President of
INVESCO Funds Group, Inc. (since 1984) and Trust Officer of INVESCO Trust Company. Born: September 14, 1941.

         JUDY P. WIESE, Assistant Treasurer. Vice President of INVESCO Funds Group, Inc. (since 1984) and of INVESCO Distributors, Inc.
(since 1997) and Trust Officer of INVESCO Trust Company.  Born:
February 3, 1948.

         #Member of the audit committee of the Company's board of directors.

         +Member of the executive committee of the Company's board of directors. On occasion, the executive committee acts upon the current and ordinary business of the Company between meetings of the board of directors. Except for certain powers which, under applicable law, may only be exercised by the full board of directors, the executive committee may exercise all powers and authority of the board of directors in the management of the business of the Company. All decisions are subsequently submitted for ratification by the board of Directors.

         *These directors are "interested persons" of the Company as defined in the Investment Company Act of 1940.

         **Member of the management liaison committee of the Company's board of directors.

         As of November 17, 1997, officers and directors of the Company, as a group, beneficially owned 0% of each Fund's outstand ing shares.

Director Compensation

         The following table sets forth, for the fiscal period ended December 31, 1996: the compensation paid by the Company to its eight independent directors for services rendered in their capacities as directors of the Company; the benefits accrued as Company expenses with respect to the Defined Benefit Deferred Compensation Plan discussed below; and the estimated annual benefits to be received by these directors upon retirement as a result of their service to the Company. In addition, the table sets forth the total compensation paid by all of the mutual funds distributed by INVESCO Distributors, Inc. (including the Company), INVESCO Advisor Funds, Inc., INVESCO Treasurer's Series Trust and The Global Health Sciences Fund (collectively, the "INVESCO Complex") to these directors for services rendered in their capacities as directors or trustees during the year ended December 31, 1996. As of December 31, 1996, there were 49 funds in the INVESCO Complex. Dr. Soll became an independent director of the Company effective May 15, 1997 and is not included in the following chart. Dr. Gramm became an independent director of the Company effective July 29, 1997 and is not included in the following chart. Mr. Frazier resigned as a director of the Company effective February 28, 1997.



                                                               Total                                           Compensa-
                                                               Benefits             Estimated             tion From
                                        Aggregate            Accrued As                Annual               INVESCO
                                        Compensa-               Part of              Benefits               Complex
Name of Person,                         tion From               Company                  Upon               Paid To
Position                                Company(1)           Expenses(2)         Retirement(3)          Directors(1)
--------                              ------------           -----------         -------------          ------------

Fred A.Deering,                           $ 4,096                  $ 83                  $ 81              $ 98,850
Vice Chairman of
  the Board

Victor L. Andrews                           4,089                    78                    93                84,350

Bob R. Baker                                4,091                    70                   125                84,850

Lawrence H. Budner                          4,080                    78                    93                80,350

Daniel D. Chabris                           4,091                    89                    66                84,850

A. D. Frazier, Jr.(4)                       4,057                     0                     0                81,500

Kenneth T. King                             4,051                    86                    73                71,350

John W. McIntyre                            4,078                     0                     0                90,350
                                           ------                   ---                   ---               -------

Total                                     $32,633                  $484                  $531              $676,450

% of Net Assets                        0.0621%(5)            0.0009%(5)                                  0.0044%(6)



         (1)The vice chairman of the board, the chairmen of the audit, management liaison and compensation committees, and the members of the executive and valuation committees each receive compensation for serving in such capacities in addition to the compensation paid to all independent directors.

         (2)Represents benefits accrued with respect to the Defined Benefit Deferred Compensation Plan discussed below, and not compensation deferred at the election of the directors.

         (3)These figures represent the Company's share of the estimated annual benefits payable by the INVESCO Complex (excluding the Global Health Sciences Fund which does not participate in any retirement plan) upon the directors retirement, calculated using the current method of allocating director compensation among the funds in the INVESCO Complex. These estimated benefits assume retirement at age 72 and that the basic retainer payable to the directors will be adjusted periodically for inflation, for increases in the number of funds in the INVESCO Complex, and for other reasons during the period in which retirement benefits are accrued on behalf of the respective directors. This results in lower estimated benefits for directors who are closer to retirement and higher estimated benefits for directors who are further from retirement. With the exception of Messrs. Frazier and McIntyre, each of these directors has served as a director/trustee of one or more of the funds in the INVESCO Complex for the minimum five-year period required to be eligible to participate in the Defined Benefit Deferred Compensation Plan.

         (4)Effective February 28, 1997, Mr. Frazier resigned as a director of the Company. Effective November 1, 1996 Mr. Frazier was employed by INVESCO PLC (the predecessor to AMVESCAP PLC), a company affiliated with IFG.and did not receive any director's fees or other compensation from the Company or other funds in the INVESCO Complex for his services as a director.

         (5)Totals as a percentage of the Company's net assets as of December 31, 1996.

         (6)Total as a percentage of the net assets of the INVESCO Complex as of December 31, 1996.

         Messrs. Brady and Hesser, as "interested persons" of the Company and the other funds in the INVESCO Complex, receive compensation as officers or employees of IFG or its affiliated companies, and do not receive any director's fees or other compensation from the Company or the other funds in the INVESCO Complex for their service as directors.

         The boards of directors/trustees of the mutual funds managed by IFG and INVESCO Treasurer's Series Trust have adopted a Defined Benefit Deferred Compensation Plan for the non-interested directors and trustees of the funds. Under this plan, each director or trustee who is not an interested person of the funds (as defined in the 1940 Act) and who has served for at least five years (a "qualified director") is entitled to receive, upon retiring from the boards at the mandatory retirement age of 72 (or the retirement age of 73 to 74, if the retirement date is extended by the boards for one or two years but less than three years), continuation of payments for one year (the "first year retirement benefit") of the annual basic retainer payable by the funds to the qualified director at the time of his retirement (the "basic retainer"). Commencing with any such director's second year of retirement, and commencing with the first year of retirement of a director whose retirement has been extended by the board for three years, a qualified director shall receive quarterly payments at an annual rate equal to 40% of the basic retainer. These payments will continue for the remainder of the qualified director's life or ten years, whichever is longer (the "reduced retainer payments"). If a qualified director dies or becomes disabled after age 72 and before age 74 while still a director of the funds, the first year retirement benefit and the reduced retainer payments will be made to him or to his beneficiary or estate. If a qualified director becomes disabled or dies either prior to age 72 or during his 74th year while still a director of the funds, the director will not be entitled to receive the first year retirement benefit; however, the reduced retainer payments will be made to his beneficiary or estate. The plan is administered by a committee of three directors who are also participants in the plan and one director who is not a plan participant. The cost of the plan will be allocated among the IFG and Treasurers Series Trust funds in a manner determined to be fair and equitable by the committee. The Company is not making any payments to directors under the plan as of the date of this Statement of Additional Information. The Company has no stock options or other pension or retirement plans for management or other personnel and pays no salary or compensation to any of its officers.

         The Company has an audit committee which is comprised of five of the directors who are not interested persons of the Company. The committee meets periodically with the Company's independent accoun tants and officers to review accounting principles used by the Company, the adequacy of internal controls, the responsibilities and fees of the independent accountants, and other matters.

         The Company also has a management liaison committee which meets quarterly with various management personnel of IFG in order (a) to facilitate better understanding of management and operations of the Company, and (b) to review legal and operational matters which have been assigned to the committee by the board of direc tors, in furtherance of the board of directors' overall duty of supervision.

HOW SHARES ARE VALUED

         As described in the section of the Prospectuses entitled "Purchases and Redemptions," the net asset value of shares of each Fund of the Company is computed once each day that the New York Stock Exchange is open, as of the close of regular trading on that Exchange (usually 4:00 p.m., New York time) and applies to purchase and redemption orders received prior to that time. Net asset value per share is also computed on any other day on which there is a sufficient degree of trading in the securities held by a Fund that the current net asset value per share might be materially affected by changes in the value of the securities held, but only if on that day the Company receives a request to purchase or redeem shares of that Fund. Net asset value per share is not calculated on days the New York Stock Exchange is closed, such as federal holidays including New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

         The net asset value per share of each Fund is calculated by dividing the value of all securities held by the Fund and its other assets (including dividends and interest accrued but not collect ed), less the Fund's liabilities (including accrued expenses), by the number of outstanding shares of that Fund. Securities traded on national securities exchanges, the NASDAQ National Market System, the NASDAQ Small Cap Market and foreign markets are valued at their last sale prices on the exchanges or markets where such securities are primarily traded. Securities traded in the over-the-counter market for which last sale prices are not available, and listed securities for which no sales are reported on a particular date, are valued at their highest closing bid prices (or, for debt securities, yield equivalents thereof) obtained from one or more dealers making markets for such securities. If market quotations are not readily available, securities will be valued at fair values as determined in good faith by the Company's board of directors or pursuant to procedures adopted by the board of directors. The above procedures may include the use of valuations furnished by a pricing service which employs a matrix to determine valuations for normal institutional-size trading units of debt securities. Prior to utilizing a pricing service, the board of directors of the Company reviews the methods used by such service to assure itself that securities will be valued at their fair values. The Company's board of directors also periodically monitors the methods used by such pricing services. Debt securi ties with remaining maturities of 60 days or less at the time of purchase are normally valued at amortized cost.

         The values of securities held by the Funds, and other assets used in computing net asset value, generally are determined as of the time regular trading in such securities or assets is completed each day. Because regular trading in most foreign securities markets is completed simultaneously with, or prior to, the close of regular trading on the New York Stock Exchange, closing prices for foreign securities usually are available for purposes of computing the Funds' net asset values. However, in the event that the closing price of a foreign security is not available in time to calculate a Fund's net asset value on a particular day, the Company's board of directors has authorized the use of the market price for the security obtained from an approved pricing service at an established time during the day which may be prior to the close of regular trading in the security. The value of all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the spot rate of such currencies against U.S. dollars provided by an approved pricing service.

PERFORMANCE

         As discussed in the section of the Prospectuses entitled "Performance Information," average annual total return and/or yield data for each of the Funds may from time to time be included in advertisements, sales literature or shareholder reports. All presentations of Fund total return and yield data will conform to applicable requirements of the Securities and Exchange Commission and the National Association of Securities Dealers, Inc.

Total Return Calculations

         Average annual total return performance for the indicated periods ended December 31, 1996, for each Fund that had commenced operations by that date were as follows:

Portfolio                                       1 Year              Life of Fund
---------                                       ------              ------------

Industrial Income Portfolio                     22.28%                    21.46%
Total Return Portfolio                          12.18%                    13.96%
High Yield Portfolio                            16.59%                    13.59%
Utilities Portfolio                             12.76%                    10.90%

(1) The dates on which the Industrial Income Fund, Total Return Fund, High Yield Fund and Utilities Fund commenced operations were August 10, 1994, June 2, 1994, May 27, 1994 and January 1, 1995, respectively.

         Average annual total return performance for each of the periods indicated was computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                  P(1 + T) exponent n = ERV
where:
                  P = initial payment of $1000
                  T = average annual total return
                  n = number of years
                  ERV = ending redeemable value of initial payment

         The average annual total return performance figures shown above were determined by solving the above formula for "T" for each time period and Fund indicated.

Yield Calculations

         The yields of the Industrial Income Fund, Total Return Fund, High Yield Fund and Utilities Fund for the month ended December 31, 1996 were 2.38%, 3.20%, 9.70% and 2.87%, respectively. In calculating yield quotations for a Fund, interest earned is deter mined by computing the yield to maturity (or yield to call, if applicable) of each obligation held by the Fund, based upon the market value of each obligation (including actual accrued interest) at the close of business on the last business day of the month or, with respect to an obligation purchased during the month, the purchase price plus accrued interest. The resultant yield to maturity is divided by 360 and multiplied by the market value of the obligation (including actual accrued interest), and the result is multiplied by the number of days in the subsequent month that the obligation is in the Fund (assuming that each month has 30 days). Dividends received on the stocks held by the Funds are recognized, for purposes of yield calculations, on a daily accrual basis.

Comparison of Fund Performance

         In conjunction with performance reports, comparative data between a Fund's performance for a given period and other types of investment vehicles may be provided to prospective investors and shareholders. A Fund's performance is based upon amounts available for investment under variable annuity or variable life insurance contracts of Participating Insurance Companies rather than upon premiums paid for variable annuity or variable life insurance contracts. Thus, the Fund's total return data does not reflect the impact of sales loads (whether front-end or deferred) or contract charges deducted from premiums or from the assets of the Partici pating Insurance Companies' separate accounts that invest in the Fund. Such sales loads and contract charges may be substantial and may vary widely among Participating Insurance Companies. Accord ingly, the total return data for the Funds is most useful for comparison with comparable data for other investment options under the same variable annuity or variable life insurance contract.

         Comparisons of the Funds' total returns to those of other investment vehicles are useful in evaluating the historical portfolio management performance of the Funds' investment adviser and sub-advisers. However, such comparisons should not be mistaken for comparisons of the returns on a purchase of a variable annuity or variable life insurance contract of a Participating Insurance Company and a purchase of another investment vehicle. Owners or prospective owners of variable annuity contracts of Participating Insurance Companies should review performance data for the Funds in conjunction with comparable total return data for the associated variable annuity separate account to be provided with the Fund data. Owners or prospective owners of variable life insurance contracts of Participating Insurance Companies should review the performance data for the Funds in conjunction with data (such as the data contained in personalized, hypothetical illustrations of variable life insurance contracts) that permits an evaluation of the magnitude of variable life insurance charges and expenses and the life insurance benefits not reflected in the Funds' total return data.

         From time to time, evaluations of performance made by independent sources may also be used in advertisements, sales literature or shareholder reports, including reprints of, or selections from, editorials or articles about the Funds. Sources for Fund performance information and articles about the Funds include, but are not limited to the following:

         American Association of Individual Investors' Journal
         Banxquote
         Barron's
         Business Week
         CDA Investment Technologies
         CNBC
         CNN
         Consumer Digest
         Financial Times
         Financial World
         Forbes
         Fortune
         Ibbotson Associates, Inc.
         Institutional Investor
         Investment Company Data, Inc.
         Investor's Business Daily
         Kiplinger's Personal Finance
         Lipper Analytical Services, Inc.'s Mutual Fund Performance
           Analysis
         Money
         Morningstar
         Mutual Fund Forecaster
         The New York Times
         No-Load Analyst
         The No-Load Fund Investor
         No-Load Fund*X
         Personal Investor
         Smart Money
         United Mutual Fund Selector
         USA Today
         U.S. News and World Report
         Wall Street Journal
         Wiesenberger Investment Companies Services
         Working Woman
         Worth

PORTFOLIO TURNOVER

         There are no fixed limitations regarding portfolio turnover for any of the Funds. Brokerage costs to the Funds are commensu rate with the rate of portfolio activity. Portfolio turnover rates for the fiscal years ended December 31, 1996 and 1995 and the fiscal period ended December 31, 1994 were as follows:

         Fund                            1996             1995              1994
         ----                            ----             ----              ----

         Industrial Income Fund           93%              97%                0%
         Total Return Fund                12%               5%                0%
         High Yield Fund                 380%             310%               23%
         Utilities Fund                   48%              24%                0%

         In computing these portfolio turnover rates, all investments with maturities or expiration dates at the time of acquisition of one year or less were excluded. Subject to this exclusion, the turnover rate is calculated by dividing (a) the lesser of purchases or sales of portfolio securities for the fiscal year by (b) the monthly average of the value of portfolio securities owned by the Fund during the fiscal year. The primary reason for the increase in the High Yield Fund's portfolio turnover rate in 1996 was primarily due to a doubling in size of the Fund and an effort to take advantage of attractive opportunities in the bond market. The primary reason for the increase in all of the Funds' portfolio turnover rates in 1995 was the fact that 1995 was the Funds' first full year of operations.

PORTFOLIO BROKERAGE

         Fund Management places orders for the purchase and sale of securities with brokers and dealers based upon its evaluation of the broker-dealers' financial responsibility subject to the broker-dealers' ability to effect transactions at the best available prices. Fund Management evaluates the overall reason ableness of brokerage commissions paid by reviewing the quality of executions obtained on each Fund's portfolio transactions, viewed in terms of the size of transactions, prevailing market conditions in the security purchased or sold, and general economic and market conditions. In seeking to ensure that the commissions charged the Funds are consistent with prevailing and reasonable commissions, Fund Management also endeavors to monitor brokerage industry practices with regard to the commissions charged by brokers and dealers on transactions effected for other comparable institutional investors. While Fund Management seeks reasonably competitive rates, the Funds do not necessarily pay the lowest commissions or spread available.

         Consistent with the standard of seeking to obtain the best execution on portfolio transactions, Fund Management may select brokers that provide research services to effect such transactions. Research services consist of statistical and analytical reports relating to issuers, industries, securities and economic factors and trends, which may be of assistance or value to Fund Management in making informed investment decisions. Research services prepared and furnished by brokers through which the Funds effect securities transactions may be used by Fund Management in servicing all of their respective accounts and not all such services may be used by Fund Management in connection with the Funds.

         In recognition of the value of the above-described brokerage and research services provided by certain brokers, Fund Management, consistent with the standard of seeking to obtain the best execution on portfolio transactions, may place orders with such brokers for the execution of Fund transactions on which the commissions are in excess of those which other brokers might have charged for effecting the same transactions.

         Fund transactions may be effected through qualified broker-dealers who recommend the variable annuity or variable life insurance contracts of Participating Insurance Companies to their clients, or who act as agent in the purchase of such contracts for their clients. When a number of brokers and dealers can provide comparable best price and execution on a particular transaction, Fund Management may consider the sale of such contracts by a broker or dealer in selecting among qualified broker-dealers.

         The aggregate dollar amounts of brokerage commissions paid by the Company for the fiscal years ended December 31, 1996 and 1995 and the fiscal period ended December 31, 1994 were $283,949, $94,602 and $2,388, respectively. This increase was primarily due to the increased size of the Funds. On a Fund basis, the aggregate amount of brokerage commissions paid in 1996 breaks down as follows: Industrial Income Fund, $151,867; Total Return Fund, $7,686; High Yield Fund, $114,443; and Utilities Fund, $9,953. for the year ended December 31, 1996, brokers providing research services received $16,378, $0, $0, and $3,274 in commissions on portfolio transactions effected for the Industrial Income Fund, Total Return Fund, High Yield Fund and Utilities Fund, respectively, on aggregate portfolio transactions of $11,104,765, $0, $0, and $1,811,519, respectively. The Company paid $7 in compensation to brokers for the sale of Participating Life Insurance Company's variable annuity and variable life insurance contracts utilizing the Funds during the fiscal year ended December 31, 1996.

         At December 31, 1996, the Funds then in operation held securities of their regular brokers or dealers, or their parents, as follows:

                                                             Value of Securities
Fund                      Broker or Dealer                       at 12/31/96
----                      ----------------                   -------------------

Industrial Income Fund    None

Total Return Fund         Morgan Stanley Group,
                            Incorporated                              108,537.50
                          State Street Boston
                            Corporation                               135,450.00

High Yield Fund           None

Utilities Fund            None

         None of IFG, INVESCO Trust, ICM or IRAI receives any brokerage commissions on portfolio transactions effected on behalf of any of the Funds, and there is no affiliation between INVESCO, INVESCO Trust, ICM, IRAI, or any person affiliated with IFG, INVESCO Trust, ICM, IRAI, or the Company and any broker or dealer that executes transactions for the Funds.

REDEMPTIONS

         It is possible that in the future conditions may exist which would, in the opinion of IFG, make it undesirable for one or more of the Funds to pay for redeemed shares in cash. In such cases, IFG may authorize payment to be made in portfolio securities or other property of the Fund. However, the Company is obligated under the Investment Company Act of 1940 to redeem for cash all shares of a Fund presented for redemption by any one shareholder having a value up to $250,000 (or 1% of the applicable Fund's net assets if that is less) in any 90-day period. Securities delivered in payment of redemptions are selected entirely by Fund Management based on what is in the best interests of the Company and its shareholders, and are valued at the value assigned to them in computing the Fund's net asset value per share. Shareholders receiving such securities are likely to incur brokerage costs on their subsequent sales of the securities.

ADDITIONAL INFORMATION

Common Stock

         The Company was incorporated under the laws of the state of Maryland on August 19, 1993. The authorized capital stock of the Company consists of 1,000,000,000 shares of common stock, par value of $0.01 per share. The shares of common stock are currently divided into ten classes (or series), INVESCO VIF
- Dynamics Portfolio common stock, INVESCO VIF - Growth Portfolio common stock, INVESCO VIF - Health Sciences Portfolio common stock, INVESCO VIF - High Yield Portfolio common stock, INVESCO VIF Industrial Income Portfolio common stock, INVESCO VIF - Realty Portfolio common stock, INVESCO VIF - Small Company Growth Portfolio common stock, INVESCO VIF - Total Return Portfolio common stock, INVESCO VIF - Technology Portfolio common stock and INVESCO VIF - Utilities Portfolio common stock. As of October 31, 1997, 2,021,012 shares of the Industrial Income Fund, 1,284,823 shares of the Total Return Fund, 1,780,127 shares of the High Yield Fund, 292,288 shares of the Utilities Fund, 33,579 shares of the Technology Fund, 25,100 shares of the Small Company Growth Fund, 43,667 shares of the Health Sciences Fund, 25,100 shares of the Dynamics Fund, 25,100 shares of the Growth Fund and -0- shares of the Realty Fund were outstanding. Each class consists of 100 million shares. The Company reserves the right to issue additional classes of shares without the consent of shareholders. All shares issued and outstanding are, and all shares offered hereby, when issued, will be, fully paid and nonassessable.

         Shares of each class represent the interests of the sharehold ers of that class in a particular portfolio of investments of the Company. Each class of the Company's shares is preferred over all other classes with respect to the assets specifically allocated to that class, and all income, earnings, profits and proceeds from those assets, subject only to the rights of creditors, are allocated to shares of that class. The assets of each class are segregated on the books of account and are charged with the liabilities of that class and with a share of the Company's general liabilities. The board of directors determines those assets and liabilities deemed to be general assets or liabilities of the Company and those items are allocated among classes in a manner deemed by the board to be fair and equitable. Generally, such allocation will be made based upon the relative total net assets of each class. In the unlikely event that a liability allocable to one class exceeds the assets belonging to the class, all or a portion of such liability may have to be borne by the holders of shares of the Company's other classes.

         All dividends on shares of a particular class shall be paid only out of the income belonging to that class, pro rata to the holders of that class. In the event of the liquidation or dissolution of the Company or of a particular class, the sharehold ers of each class that is being liquidated shall be entitled to receive, as a class, when and as declared by the board of direc tors, the excess of the assets belonging to that class over the liabilities belonging to that class. The holders of shares of any class shall not be entitled to any distribution upon liquidation of any other class. The assets so distributable to the shareholders of any particular class shall be distributed among those sharehold ers in proportion to the number of shares of that class held by them and recorded on the books of the Company.

         All Fund shares, regardless of class, have equal voting rights. Voting with respect to certain matters, such as ratifica tion of independent accountants or election of directors, will be by all classes of the Company. When not all classes are affected by a matter to be voted upon, such as approval of an investment advisory contract or changes in a Fund's investment policies, only shareholders of the class affected by the matter will be entitled to vote. Company shares have noncumulative voting rights, which means that the holders of a majority of the shares voting for the election of directors of the Company can elect 100% of the directors if they choose to do so. In such event, the holders of the remaining shares voting for the election of directors will not be able to elect any person or persons to the board of directors. After they have been elected by shareholders, the directors will continue to serve until their successors are elected and have qualified or they are removed from office, in either case by a shareholder vote, or until death, resignation, or retirement. Directors may appoint their own successors, provided that always at least a majority of the directors have been elected by the Company's shareholders. It is the intention of the Company not to hold annual meetings of shareholders. The directors may call annual or special meetings of shareholders for action by sharehold er vote as may be required by the 1940 Act or the Company's Articles of Incorporation, or at their discretion.

Principal Shareholders

         As of November 1, 1997, the following persons held more than 5% of the Funds' outstanding equity securities.

                            Amount and Nature
Name and Address                 of Ownership                   Percent of Class
----------------            -----------------                   ----------------

Industrial Income Fund
----------------------

Great West Life & Annuity        851,386.0150                            42.127%
Unit Valuations 2T2
8515 E. Orchard Road
Englewood, CO  80111

Security Life                    405,312.8410                             20.055
Separate Account A1                    Record
Unit Valuations 2T2
8515 E. Orchard Road
Englewood, CO  80111

Security Life                    290,444.7710                            14.371%
Separate Account L1                    Record
Attn: Debra Bechtel
Unit Valuations 272
8515 E. Orchard Road
Englewood, CO  80111

Separate Account VA-5 of         267,254.5860                            13.224%
Transamerica Occidental                Record
Life Insurance Company
Variable Annuity Dept B-100
1150 S. Olive
Los Angeles, CA  90015

Total Return Fund
-----------------

Great West Life & Annuity        656,666.3350                            51.109%
Unit Valuations 2T2
8515 E. Orchard Road
Englewood, CO 80111

Security Life                    303,352.5260                            23.610%
Separate Account A1                    Record
Unit Valuations 2T2
8515 E. Orchard Road
Englewood, CO  80111

Security Life                    162,461.0920                            12.645%
Separate Account L1                    Record
Attn: Debra Bachtel
Unit Valuations 2T2
8515 E. Orchard Rd.
Englewood, CO  80111

Separate Account VA-5 of          122,126.1830                            9.505%
Transamerica Occidental
Life Insurance Company
Variable Annuity Dept. D-100
1150 S. Olive
Los Angeles, CA 90015

High Yield Fund
---------------

Great-West Life & Annuity         820,305.5670                           46.081%
Unit Valuations 2T2                     Record
8515 E. Orchard Road
Englewood, CO  80111

Security Life                     382,991.4240                           21.515%
Separate Account A1                     Record
Unit Valuations 2T2
8515 E. Orchard Road
Englewood, CO  80111

Security Life                     339,120.4550                           19.050%
Separate Account L1                     Record
Unit Valuations 2T2
8515 E. Orchard Road
Englewood, CO  80111

Separate Account VA-5 of          176,145.3950                            9.895%
Transamerica Occidental                 Record
Life Insurance Company
Variable Annuity Dept B-100
1150 S. Olive
Los Angeles, CA  90015

Utilities Fund
--------------

Security Life                     222,889.7100                           76.257%
Separate Account A1                     Record
Unit Valuations 2T2
8515 E. Orchard Road
Englewood, CO  80111

Security Life                      65,076.4970                           22.264%
Separate Account L1                     Record
Unit Valuations 2T2
8515 E. Orchard Road
Englewood, CO  80111

Independent Accountants

         Price Waterhouse LLP, 950 Seventeenth Street, Denver, Colorado, has been selected as the independent accountants of the Company. The independent accountants are responsible for auditing the financial statements of the Company.

Custodian

         State Street Bank and Trust Company, P.O. Box 351, Boston, Massachusetts, has been designated as custodian of the cash and investment securities of the Funds. The custodian bank is also responsible for, among other things, receipt and delivery of the Funds' investment securities in accordance with procedures and conditions specified in the custody agreement.

Transfer Agent

         INVESCO, 7800 E. Union Avenue, Denver, Colorado 80237, acts as registrar, dividend disbursing agent, and transfer agent for the Company pursuant to the Transfer Agency Agreement described above under the caption, "Fund Management." Such services include the issuance, cancellation and transfer of shares of the Company and the maintenance of records regarding the ownership of such shares.

Reports to Shareholders

         The Company's fiscal year ends on December 31 of each year. The Company distributes reports at least semiannually to its shareholders. Financial statements regarding the Company, audited by the independent accountants, are sent to shareholders annually.

Legal Counsel

         The firm of Kirkpatrick & Lockhart LLP, Washington, D.C., is legal counsel for the Company. The firm of Moye, Giles, O'Keefe, Vermeire & Gorrell, Denver, Colorado, acts as special counsel to the Company.

Financial Statements

         The Company's audited financial statements and the notes thereto for the fiscal year ended December 31, 1996, and the report of Price Waterhouse LLP with respect to such financial statements, are incorporated herein by reference from the Company's Annual Report to Shareholders for the fiscal year ended December 31, 1996.

Prospectus

         The Company will furnish, without charge, a copy of the appropriate Prospectus upon request. Such requests should be made to the Company at the mailing address or telephone number set forth on the first page of this Statement of Additional Information.

Registration Statement

         This Statement of Additional Information and the Prospectuses do not contain all of the information set forth in the Registration Statement the Company has filed with the Securities and Exchange Commission. The complete Registration Statement may be obtained from the Securities and Exchange Commission upon payment of the fee prescribed by the rules and regulations of the Commission.

                        APPENDIX A

                  DESCRIPTION OF FUTURES AND OPTIONS CONTRACTS

Options on Securities

         An option on a security provides the purchaser, or "holder," with the right, but not the obligation, to purchase, in the case of a "call" option, or sell, in the case of a "put" option, the security or securities underlying the option, for a fixed exercise price up to a stated expiration date. The holder pays a non-refundable purchase price for the option, known as the "premium." The maximum amount of risk the purchaser of the option assumes is equal to the premium plus related transaction costs, although the entire amount may be lost. The risk of the seller, or "writer," however, is potentially unlimited, unless the option is "covered," which is generally accomplished through the writer's ownership of the underlying security, in the case of a call option, or the writer's segregation of an amount of cash or securities equal to the exercise price, in the case of a put option. If the writer's obligation is not so covered, it is subject to the risk of the full change in value of the underlying security from the time the option is written until exercise.

         Upon exercise of the option, the holder is required to pay the purchase price of the underlying security, in the case of a call option, or to deliver the security in return for the purchase price, in the case of a put option. Conversely, the writer is required to deliver the security, in the case of a call option, or to purchase the security, in the case of a put option. Options on securities which have been purchased or written may be closed out prior to exercise or expiration by entering into an offsetting transaction on the exchange on which the initial position was established, subject to the availability of a liquid secondary market.

         Options on securities are traded on national securities exchanges, such as the Chicago Board of Options Exchange and the New York Stock Exchange, which are regulated by the Securities and Exchange Commission. The Options Clearing Corporation ("OCC") guarantees the performance of each party to an exchange-traded option, by in effect taking the opposite side of each such option. A holder or writer may engage in transactions in exchange-traded options on securities and options on indices of securities only through a registered broker/dealer which is a member of the exchange on which the option is traded.

         An option position in an exchange-traded option may be closed out only on an exchange which provides a secondary market for an option of the same series. Although the Funds generally will purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option at any particular time. In such event it might not be possible to effect closing transactions in a particular option with the result that a Fund would have to exercise the option in order to realize any profit. This would result in the Fund incurring brokerage commissions upon the disposition of underlying securities acquired through the exercise of a call option or upon the purchase of underlying securities upon the exercise of a put option. If the Fund, as a covered call option writer, is unable to effect a closing purchase transaction in a secondary market, unless the Fund is required to deliver the securities pursuant to the assignment of an exercise notice, it will not be able to sell the underlying security until the option expires.

         Reasons for the potential absence of a liquid secondary market on an exchange include the following: (i) there may be insuffi cient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transac tions or both; (iii) trading halts, suspensions or other restric tions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or particular class or series of options) in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on that exchange which had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at a particular time, render certain of the facilities of any of the clearing corporations inadequate and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders. However, the OCC, based on forecasts provided by the U.S. exchanges, believes that its facilities are adequate to handle the volume of reasonably anticipated options transactions, and such exchanges have advised such clearing corporation that they believe their facilities will also be adequate to handle reasonably anticipated volume.

         In addition, options on securities may be traded over-the-counter ("OTC") through financial institutions dealing in such options as well as the underlying instruments. OTC options are purchased from or sold (written) to dealers or financial institutions which have entered into direct agreements with the Company on behalf of a Fund. With OTC options, such variables as expiration date, exercise price and premium will be agreed upon between the Fund and the transacting dealer, without the intermedi ation of a third party such as the OCC. If the transacting dealer fails to make or take delivery of the securities underlying an option it has written, in accordance with the terms of that option as written, the Fund would lose the premium paid for the option as well as any anticipated benefit of the transaction. The Fund will engage in OTC option transactions only with primary U.S. government securities dealers recognized by the Federal Reserve Bank of New York.

Futures Contracts

         A futures contract is a bilateral agreement providing for the purchase and sale of a specified type and amount of a financial instrument or foreign currency, or for the making and acceptance of a cash settlement, at a stated time in the future, for a fixed price. By its terms, a futures contract provides for a specified settlement date on which, in the case of the majority of interest rate and foreign currency futures contracts, the fixed income securities or currency underlying the contract are delivered by the seller and paid for by the purchaser, or on which, in the case of stock index futures contracts and certain interest rate and foreign currency futures contracts, the difference between the price at which the contract was entered into and the contract's closing value is settled between the purchaser and seller in cash. Futures Contracts differ from options in that they are bilateral agree ments, with both the purchaser and the seller equally obligated to complete the transaction. In addition, futures contracts call for settlement only on the expiration date, and cannot be "exercised" at any other time during their term.

         The purchase or sale of a futures contract also differs from the purchase or sale of a security or the purchase of an option in that no purchase price is paid or received. Instead, an amount of cash or cash equivalents, which varies but may be as low as 5% or less of the value of the contract, must be deposited with the broker as "initial margin." Subsequent payments to and from the broker, referred to as "variation margin," are made on a daily basis as the value of the index or instrument underlying the futures contract fluctuates, making positions in the futures contract more or less valuable, a process known as "marking to market."

         A futures contract may be purchased or sold only on an exchange, known as a "contract market," designated by the Commodity Futures Trading Commission for the trading of such contract, and only through a registered futures commission merchant which is a member of such contract market. A commission must be paid on each completed purchase and sale transaction. The contract market clearing house guarantees the performance of each party to a futures contract, by in effect taking the opposite side of such contract. At any time prior to the expiration of a futures contract, a trader may elect to close out its position by taking an opposite position on the contract market on which the position was entered into, subject to the availability of a secondary market, which will operate to terminate the initial position. At that time, a final determination of variation margin is made and any loss experienced by the trader is required to be paid to the contract market clearing house while any profit due to the trader must be delivered to it.

         Interest rate futures contracts currently are traded on a variety of fixed income securities, including long-term U.S. Treasury bonds, Treasury notes, Government National Mortgage Association modified pass-through mortgage-backed securities, U.S. Treasury bills, bank certificates of deposit and commercial paper. In addition, interest rate futures contracts include contracts on indices of municipal securities. Foreign currency futures contracts currently are traded on the British pound, Canadian dollar, Japanese yen, Swiss franc, West German mark and on Eurodollar deposits.

Options on Futures Contracts

         An option on a futures contract provides the holder with the right to enter into a "long" position in the underlying futures contract, in the case of a call option, or a "short" position in the underlying futures contract, in the case of a put option, at a fixed exercise price to a stated expiration date. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option, in the case of a call option, or a corresponding long position, in the case of a put option. In the event that an option is exercised, the parties will be subject to all the risks associated with the trading of futures contracts, such as payment of variation margin deposits. In addition, the writer of an option on a futures contract, unlike the holder, is subject to initial and variation margin requirements on the option position.

         A position in an option on a futures contract may be terminat ed by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to the availability of a liquid secondary market, which is the purchase or sale of an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.

         An option, whether based on a futures contract, a stock index or a security, becomes worthless to the holder when it expires. Upon exercise of an option, the exchange or contract market clearing house assigns exercise notices on a random basis to those of its members which have written options of the same series and with the same expiration date. A brokerage firm receiving such notices then assigns them on a random basis to those of its customers which have written options of the same series and expiration date. A writer therefore has no control over whether an option will be exercised against it, nor over the time of such exercise.

                                                      PART C
                                                 OTHER INFORMATION


Item 24.          Financial Statements and Exhibits

         (a)      Financial Statements:

                                                                         Page in
                                                                      Prospectus
                                                                      ----------
                  (1)      Financial statements and schedules
                           included in Prospectus (Part A):

                           Financial  Highlights  for the period           14
                           ended  December 31,  1994  and each
                           of the two  years  in the  period
                           ended  December  31,  1996 for the
                           INVESCO VIF - High Yield, INVESCO VIF
                           - Industrial Income, INVESCO VIF -
                           Total Return Portfolio.

                           Financial  Highlights  for each                 18
                           of the two  years  in the  period
                           ended  December  31,  1996 for the
                           INVESCO VIF - Utilities Portfolio.

                           Financial Highlights for the INVESCO
                           VIF-Health Sciences Portfolio for the
                           period May 22, 1997 through September
                           30, 1997 filed as a supplement dated
                           November 10, 1997 to the Prospectus.

                           Financial Highlights for the INVESCO
                           VIF-Technology Portfolio for the
                           period May 21, 1997 through September
                           30, 1997 filed as a supplement dated
                           November 10, 1997 to the Prospectus.

                           Financial   Highlights   for  the
                           INVESCO  VIF-Dynamics Portfolio for
                           the period August 25, 1997
                           (commencement of operations)
                           through December 31, 1997 filed as a
                           supplement dated February 25, 1998.

                           Financial   Highlights   for  the
                           INVESCO  VIF-Small Company Growth
                           Portfolio for the period August 25,
                           1997 (commencement of operations)
                           through December 31, 1997 filed as
                           a supplement dated February 25, 1998.

                           Financial   Highlights   for  the
                           INVESCO  VIF-Growth Portfolio for
                           the period August 25, 1997
                          (commencement of operations)
                           through December 31, 1997 filed as a
                           supplement dated February 25, 1998.

                                                                         Page in
                                                                       Statement
                                                                        of Addi-
                                                                      tional In-
                                                                       formation
                                                                      ----------

                  (2)      Financial   statements  and  schedules
                           included  in Statement of Additional
                           Information (Part B):

                           The  following  audited   financial
                           statements  for  INVESCO VIF - Dynamics,
                           INVESCO VIF - Growth, INVESCO VIF -
                           Health Sciences, INVESCO  VIF - High
                           Yield,  INVESCO VIF -  Industrial
                           Income,  INVESCO VIF - Small Company
                           Growth, INVESCO VIF - Technology,
                           INVESCO VIF - Total Return and
                           INVESCO VIF - Utilities Funds and
                           the notes thereto for the fiscal year
                           ended  December 31, 1997 and the report
                           of Price Waterhouse   LLP  with
                           respect  to  such   financial
                           statements  are  incorporated  in
                           the  Statement  of Additional
                           Information   by   reference   from  the
                           Company's  Annual  Report  to
                           Shareholders  for  the fiscal year ended
                           December  31,  1997:

                           (a)  (i) With respect to INVESCO VIF -
                                High Yield, INVESCO VIF - Industrial
                                Income, INVESCO VIF - Total Return
                                and INVESCO VIF - Utilities Funds,
                                Statements of Investment
                                Securities  and Statement  of Assets
                                and Liabilities  each dated December
                                31, 1997, Statements of Operations
                                for the fiscal year ended December
                                31, 1997,  Statement of Changes in
                                Net Assets for each of the
                                two years in the period  ended
                                December 31,  1997, Financial
                                Highlights  for the period ended
                                December 31, 1994 and each of the
                                three years in the period ended
                                December 31, 1997 for INVESCO VIF -
                                High Yield, INVESCO VIF - Industrial
                                Income and INVESCO VIF - Total
                                Return Funds; Financial Highlights
                                for each of the three years in the
                                period ended December 31, 1997 for
                                INVESCO VIF - Utilities Fund.

                                (ii)  With respect to INVESCO VIF -
                                Health Sciences Fund, Statement of
                                Investment Securities and a
                                Statement of Assets and Liabilities,
                                each dated December 31, 1997,
                                Statement of Operations, Statement
                                of Changes in Net Assets
                                and Financial Highlights, each for
                                the period May 22, 1997
                                (commencement of investment
                                operations) through December 31,
                                1997.

                                (iii)  With respect to INVESCO VIF -
                                Technology Fund, Statement of
                                Investment Securities and a
                                Statement of Assets and Liabilities,
                                each dated December 31, 1997,
                                Statement of Operations, Statement
                                of Changes in Net Assets
                                and Financial Highlights, each for
                                the period May 21, 1997
                                (commencement of investment
                                operations) through December 31,
                                1997.

                                (iv)  With   respect   to
                                INVESCO   VIF  -  Dynamics,
                                INVESCO VIF - Small Company
                                Growth and  INVESCO VIF - Growth
                                Funds,  Statements  of
                                Investment   Securities  and
                                Statements    of   Assets
                                and   Liabilities,  each
                                dated  December 31, 1997,
                                Statements of Operations,
                                Statements  of Changes in
                                Net  Assets and Financial
                                Highlights, each for the period
                                August 25, 1997  (commencement
                                of investment operations)
                                through   December  31,  1997.

                  (3)      Financial statements and schedules
                           included in Part C:

                  None: Schedules have been omitted as all information has been presented in the financial statements.

         (b)      Exhibits:

                  (1)      (a)      Articles of Incorporation.(2)

                           (b)      Articles of Amendment to
                           Articles of Incorporation dated
                           October 21, 1993.(2)

                           (c)      Articles Supplementary to
                           Articles of Incorporation dated
                           October 22, 1993.(2)

                           (d)      Articles Supplementary to
                           Articles of Incorporation dated
                           February 11, 1997.(2)

                           (e)      Articles Supplementary to
                           Articles of Incorporation dated
                           November 17, 1997.(4)

                  (2)      Bylaws.(3)

                  (3)      Not applicable.

                  (4)      Not required to be filed on
                           EDGAR.
                  (5)      (a)      Investment Advisory
                           Agreement, dated February 28,
                           1997, between Registrant and
                           INVESCO Funds Group, Inc.(2)

                           (b)      Sub-Advisory Agreement,
                           dated February 28, 1997, between
                           INVESCO Funds Group, Inc. and
                           INVESCO Capital Management,
                           Inc.(2)


                  (6)      (a)      Distribution Agreement,
                           dated February 28, 1997, between
                           Registrant and INVESCO Funds
                           Group, Inc.(2)

                           (b)      Distribution Agreement,
                           dated September 30, 1997,
                           between Registrant and INVESCO
                           Distributors, Inc.(3)

                  (7)      Defined Benefit Deferred
                           Compensation Plan for Non-
                           Interested Directors and
                           Trustees.(2)

                  (8)      Custodian Contract, dated
                           October 20, 1993, between
                           Registrant and State Street Bank
                           and Trust Company.(3)

                           (a)      Amendment to Custody
                           Agreement dated October 25,
                           1995.(3)

                           (b)      Data Access Services
                           Addendum dated May 19,
                           1997.(3)

                  (9)      (a)      Transfer Agency Agreement,
                           dated February 28, 1997, between
                           Registrant and INVESCO Funds
                           Group, Inc.(2)

                           (b)      Administrative Service
                           Agreement, dated February 28,
                           1997, between Registrant and
                           INVESCO Funds Group, Inc.(2)

                           (c)      Participation Agreement,
                           dated March 22, 1994, among
                           Registrant, INVESCO Funds Group,
                           Inc., Transamerica Occidental
                           Life Insurance Company and
                           Charles Schwab & Co., Inc.(4)

                           (d)      Participation Agreement,
                           dated August 26, 1994, among
                           Registrant, INVESCO Funds Group,
                           Inc. and Security Life of Denver
                           Insurance Company.(3)

                           (e)      Participation Agreement,
                           dated September 19, 1994, among
                           Registrant, INVESCO Funds Group,
                           Inc. and First ING Life
                           Insurance Company of New York.(4)

                           (f)      Participation Agreement,
                           dated December 1, 1994, among
                           Registrant, INVESCO Funds Group,
                           Inc., First Transamerica Life
                           Insurance Company and Charles
                           Schwab & Co., Inc.(4)

                           (g)      Participation Agreement,
                           dated September 14, 1995, among
                           Registrant, INVESCO Funds Group,
                           Inc. and Southland Life
                           Insurance Company.(1)

                           (h)      Participation Agreement,
                           dated October 31, 1995, among
                           Registrant, INVESCO Funds Group,
                           Inc. and American Partners Life
                           Insurance Company.(1)

                           (i)      Participation Agreement,
                           dated April 15, 1996, among
                           Registrant, INVESCO Funds Group,
                           Inc. and Allmerica Financial
                           Life Insurance and Annuity
                           Company.(2)

                           (j)      Participation
                           Agreement, dated December
                           4, 1996, among Registrant,
                           INVESCO Funds Group, Inc.
                           and American Centurion Life
                           Assurance Company.(3)

                           (k)      Participation
                           Agreement, dated April 15,
                           1997, among Registrant,
                           INVESCO Funds Group, Inc.
                           and Prudential Insurance
                           Company of America.(3)

                  (10) Opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable.(3)

                  (11)     Consent of Independent Accountants.

                  (12)     Not applicable.

                  (13)     Not applicable.

                  (14)     Not applicable.

                  (15)     Not applicable.

                  (16)     (a) Schedule for computation of
                           performance data for Industrial
                           Income Fund.(1)

                           (b) Schedule for computation of
                           performance data for Total Return
                           Fund.(1)

                           (c) Schedule for computation of
                           performance data for High Yield
                           Fund.(1)

                           (d) Schedule for computation of
                           yield data.(1)

                  (17)     (a) Financial Data Schedule for
                           the year ended December 31, 1997
                           for INVESCO VIF-Industrial Income
                           Portfolio.

                           (b)  Financial  Data  Schedule  for
                           the  year  ended December 31, 1997
                           for INVESCO VIF-Total Return
                           Portfolio.

                           (c)  Financial  Data  Schedule  for
                           the  year  ended December 31, 1997
                           for INVESCO VIF-High Yield
                           Portfolio.

                           (d)  Financial  Data  Schedule  for
                           the  year  ended December   31,   1997
                           for   INVESCO   VIF-Utilities
                           Portfolio.

                           (e)  Financial  Data Schedule for
                           period from May 22, 1997
                           (inception)  through  December 31,
                           1997 for INVESCO VIF - Health Sciences
                           Portfolio.

                           (f)  Financial  Data Schedule for
                           period from May 21, 1997
                           (inception)  through  December 31,
                           1997  for  INVESCO VIF - Technology
                           Portfolio.

                           (g)  Financial  Data  Schedule for
                           period from August 25, 1997
                           (inception)  through  December 31,
                           1997 for INVESCO VIF - Dynamics
                           Portfolio.

                           (h)  Finanical  Data  Schedule for
                           period from August 25, 1997
                           (inception)  through  December 31,
                           1997 for INVESCO VIF - Small
                           Company Growth Portfolio.

                           (i)  Financial  Data  Schedule for
                           period from August 25, 1997
                           (inception)  through  December 31,
                           1997 for INVESCO VIF - Growth
                           Portfolio.

                  (18)     Not Applicable.
------------------

(1)Previously filed on EDGAR with Post-Effective Amendment No. 4 to the Registrant's Registration Statement on April 11, 1996, and herein incorporated by reference.

(2)Previously  filed  on  EDGAR  with  Post-Effective  Amendment  No.  6 to  the
Registrant's   Registration   Statement  on  February   14,  1997,   and  herein
incorporated by reference.

(3)Previously filed with Post-Effective Amendment No. 7 to the Registrant's Registration Statement on November 12, 1997, and herein incorporated by reference.

(4)Previously filed with Post-Effective Amendment No. 8 to the Registrant's Registration Statement on November 24, 1997, and herein incorporated by reference.

Item 25.          Persons Controlled by or Under Common Control with
                  Registrant

                  No person is presently controlled by or under common control with the Company.

Item 26.          Number of Holders of Securities

                                                                Number of Record
                                                                Holders as of
         Title of Class                                         January 31, 1998
         --------------                                         ----------------
         INVESCO VIF - Industrial Income Portfolio                      16
         INVESCO VIF - Total Return Portfolio                           10
         INVESCO VIF - High Yield Portfolio                              9
         INVESCO VIF - Utilities Portfolio                               6
         INVESCO VIF - Health Sciences Portfolio                         3
         INVESCO VIF - Technology Portfolio                              3
         INVESCO VIF - Dynamics Portfolio                                1
         INVESCO VIF - Small Company Growth Portfolio                    1
         INVESCO VIF - Growth Portfolio                                  1

Item 27.          Indemnification

         Indemnification provisions for officers, directors and employees of Registrant are set forth in Article VII, Section 2 of the Articles of Incorporation, and are hereby incorporated by reference. See Item 24(b)(1) and
(2) above. Under these Articles, officers and directors will be indemnified to the fullest extent permitted by law, subject only to such limitations as may be required by the Investment Company Act of 1940, as amended, and the rules thereunder. Under the Investment Company Act of 1940, the directors and officers of the Company cannot be protected against liability to the Company or its shareholders to which they would be subject because of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of their office. The Company also maintains liability insurance policies covering its directors and officers.

Item 28.          Business and Other Connections of Investment Adviser

         See "Management" in the Prospectus and Statement of Additional Information for information regarding the business of the investment adviser and sub-advisers. For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of INVESCO Funds Group, Inc., INVESCO Trust Company and INVESCO Capital Management, Inc., reference is made to the Schedule Ds to the Form ADVs filed under the Investment Advisers Act of 1940 by these companies, which schedules are herein incorporated by reference.

Item 29.          Principal Underwriters

                  (a) INVESCO Capital Appreciation Funds, Inc. INVESCO Diversified Funds, Inc.
                           INVESCO Emerging Opportunity Funds, Inc.
                           INVESCO Growth Fund, Inc.
                           INVESCO Income Funds, Inc.
                           INVESCO Industrial Income Fund, Inc.
                           INVESCO International Funds, Inc.

                           INVESCO Money Market Funds, Inc.
                           INVESCO Multiple Asset Funds, Inc.
                           INVESCO Specialty Funds, Inc.
                           INVESCO Strategic Portfolios, Inc.
                           INVESCO Tax-Free Income Funds, Inc.
                           INVESCO Value Trust




                 (b)
                              Positions and                        Positions and
Name and Principal            Offices with                         Offices with
Business Address              Underwriter                          Registrant
------------------            -------------                        -------------

William J. Galvin, Jr.        Senior Vice                          Assistant
7800 E. Union Avenue          President                            Secretary
Denver, CO  80237

Ronald L. Grooms              Senior Vice                          Treasurer,
7800 E. Union Avenue          President &                          Chief Fin'l
Denver, CO  80237             Treasurer                            Officer, and
                                                                   Chief Acctg.
                                                                   Off.

Dan J. Hesser                 Chairman of                          President,
7800 E. Union Avenue          the Board,                           CEO & Dir.
Denver, CO  80237             President ,
                              Chief Executive
                              Officer, &
                              Director

Gregory E. Hyde               Vice President
7800 E. Union Avenue
Denver, CO 80237

Charles P. Mayer              Director
7800 E. Union Avenue
Denver, CO 80237

Glen A. Payne                 Senior Vice                          Secretary
7800 E. Union Avenue          President,
Denver, CO  80237             Secretary &
                              General Counsel

Judy P. Wiese                 Vice President                       Asst. Treas.
7800 E. Union Avenue
enver, CO  80237

                  (c)      Not applicable.

Item 30.          Location of Accounts and Records

                  Dan J. Hesser
                  7800 E. Union Avenue
                  Denver, CO  80237

Item 31.          Management Services

                  Not applicable.

Item 32.          Undertakings

                  (a) The Registrant hereby undertakes that its board of directors will call such meetings of shareholders of the Funds, for action by shareholder vote, including acting on the question of removal of a director or directors, as may be requested in writing by the holders of at least 10% of the outstanding shares of a Fund or as may be required by applicable law or the Company's Articles of Incorporation, and to assist shareholders in commu nicating with other shareholders as required by the Investment Company Act of 1940.

                  (b) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to share holders, upon request and without charge.

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this post-effective amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver, County of Denver, and State of Colorado, on the 25th day of February, 1998.

Attest:                                  INVESCO Variable Investment
                                         Funds, Inc.

/s/ Glen A. Payne                        /s/ Dan J. Hesser
-----------------------------            ---------------------------------------
Glen A. Payne, Secretary                 Dan J. Hesser, President

         Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to Registrant's Registration Statement has been signed by the following persons in the capacities indicated on this 25th day of February, 1998.

/s/ Dan J. Hesser                        /s/ Lawrence H. Budner
-----------------------------            ---------------------------------------
Dan J. Hesser, President &               Lawrence H. Budner, Director
Director, (Chief Executive Officer)

/s/ Ronald L. Grooms                     /s/ Daniel D. Chabris
-----------------------------            ---------------------------------------
Ronald L. Grooms, Treasurer              Daniel D. Chabris, Director
(Chief Financial and Accounting
Officer)

/s/ Victor L. Andrews                    /s/ Fred A. Deering
-----------------------------            ---------------------------------------
Victor L. Andrews, Director              Fred A. Deering, Director

/s/ Bob R. Baker                         /s/ Larry Soll
-----------------------------            ---------------------------------------
Bob R. Baker, Director                   Larry Soll, Director

/s/ Hubert L. Harris, Jr.                /s/ Kenneth T. King, Director
-----------------------------            ---------------------------------------
Hubert L. Harris, Jr., Director          Kenneth T. King, Director

/s/ Charles W. Brady                     /s/ John W. McIntyre
-----------------------------            ---------------------------------------
Charles W. Brady, Director               John W. McIntyre, Director

/s/ Wendy L. Gramm
-----------------------------
Wendy L. Gramm, Director

By*                                      By* /s/ Glen A. Payne
   --------------------------                -----------------------------------
     Edward F. O'Keefe                           Glen A. Payne
     Attorney in Fact                            Attorney in Fact

* Original Powers of Attorney authorizing Edward F. O'Keefe and Glen A. Payne, and each of them, to execute this post-effective amendment to the Registration Statement of the Registrant on behalf of the above-named directors and officers (with the exception of Larry Soll and Wendy L. Gramm) of the Registrant have been filed with the Securities and Exchange Commission on October 8, 1993, December 22, 1993, March 22, 1994, January 30, 1995 and February 28, 1995, October 7, 1996 and November 24, 1997.

                                  Exhibit Index

                                                                 Page in
Exhibit Number                                            Registration Statement
--------------                                            ----------------------

     11                                                            102
     17(a)                                                         103
     17(b)                                                         104
     17(c)                                                         105
     17(d)                                                         106
     17(e)                                                         107
     17(f)                                                         108
     17(g)                                                         109
     17(h)                                                         110
     17(i)                                                         111